UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2017

WESTERN ASSET

CORE BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average effective duration which is expected to range within 20% of the average duration of the domestic bond market as a whole.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Core Bond Fund for the six-month reporting period ended June 30, 2017. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 28, 2017

II	Western Asset Core Bond Fund

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended June 30, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that fourth quarter 2016 U.S. gross domestic product (“GDP”)i growth was a revised 1.8%. GDP growth then decelerated to revised 1.2% during the first quarter of 2017. Finally, the U.S. Department of Commerce’s initial estimate for second quarter 2017 GDP growth — released after the reporting period ended — was 2.6%. The acceleration in growth reflected a smaller decrease in private inventory investment, an acceleration in personal consumption expenditures and an upturn in federal government spending.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on June 30, 2017, the unemployment rate was 4.4%, as reported by the U.S. Department of Labor. The percentage of longer-term unemployed moderately declined over the period. In June 2017, 24.3% of Americans looking for a job had been out of work for more than six months, versus 24.4% when the period began.

Western Asset Core Bond Fund	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at each meeting prior to its meeting in mid-December 2016. On December 14, 2016, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that ended on March 15, 2017. Finally, at its meeting that concluded on June 14, 2017, the Fed raised rates to a range between 1.00% and 1.25%. The Fed also said that it planned to reduce its balance sheet, saying, “The Committee is maintaining its existing policy of reinvesting principal payments from its holdings of agency debt and agency mortgage-backed securities in agency mortgage-backed securities and of rolling over maturing Treasury securities at auction. The Committee currently expects to begin implementing a balance sheet normalization program this year, provided that the economy evolves broadly as anticipated.”

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Treasury yields moved sharply higher after the November 2016 U.S. presidential elections given expectations for improving growth and higher inflation. While they subsequently fell from their peak in mid-March 2017, all told short-term Treasury yields moved higher during the six months ended June 30, 2017. In contrast, long-term Treasury yields edged lower over the reporting period as a whole. Two-year Treasury yields began the reporting period at 1.20% and ended the period at 1.38%. Their low for the period of 1.12% occurred on February 24, 2017, and their peak of 1.40% took place on March 13 and March 14, 2017. Ten-year Treasury yields began the reporting period at 2.45% and ended the period at 2.31%. Their low of 2.14% occurred on both June 6 and June 26, 2017, and their peak of 2.62% occurred on March 13, 2017.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors posted mixed results during the reporting period. Performance fluctuated with investor sentiment given signs of generally modest global growth, questions regarding future Fed monetary policy, the aforementioned U.S. elections and several geopolitical issues. The broad U.S. bond market, as measured by the Bloomberg Barclays U.S. Aggregate Indexiv, returned 2.27% during the six months ended June 30, 2017. Within the U.S. bond market, lower rated corporate bonds generated the best returns during the reporting period.

Performance review

For the six months ended June 30, 2017, Class I shares of Western Asset Core Bond Fund returned 3.12%. The Fund’s unmanaged benchmark, the Bloomberg Barclays U.S. Aggregate Index, returned 2.27% for the same period. The Lipper Core Bond Debt

IV	Western Asset Core Bond Fund

Funds Category Average1 returned 2.40% over the same time frame.

Performance Snapshot as of June 30, 2017 (unaudited)
(excluding sales charges)	6 months
Western Asset Core Bond Fund[2]:
Class A	2.93%
Class C	2.49%
Class C1	2.72%
Class FI	2.94%
Class R	2.79%
Class I	3.12%
Class IS	3.13%
Bloomberg Barclays U.S. Aggregate Index	2.27%
Lipper Core Bond Debt Funds Category Average	2.40%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2017 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 1.74%, 1.11%, 1.40%, 1.85%, 1.48%, 2.19% and 2.22%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class A, Class I and Class IS shares would have been 1.71%, 2.10% and 2.21%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2017, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 0.84%, 1.52%, 1.23%, 0.80%, 1.13%, 0.54% and 0.43%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 510 funds in the Fund’s Lipper category, and excluding sales charges, if any.

[2]

Effective June 1, 2017, the Fund changed its security pricing methodology to use the mean value of the bid and ask prices (of underlying fund holdings) to calculate the NAV. The Fund had a one-time increase to the NAV, which was due to this change in pricing methodology.

Western Asset Core Bond Fund	V

Investment commentary (cont’d)

acquired fund fees and expenses, to average net assets will not exceed 0.82% for Class A shares, 1.65% for Class C shares, 1.42% for Class C1 shares, 0.85% for Class FI shares, 1.15% for Class R shares, 0.45% for Class I shares and 0.42% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Directors’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 28, 2017

RISKS: Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investments in asset-backed and mortgage- backed securities involve additional risks, including prepayment and extension risks. Non-U.S. investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Fund may use derivatives, such as options, futures and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	Western Asset Core Bond Fund

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

Western Asset Core Bond Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of June 30, 2017 and December 31, 2016 and does not include derivatives such as futures contracts, written options and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
‡	Represents less than 0.1%.

Western Asset Core Bond Fund 2017 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2017 and held for the six months ended June 30, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.93%	$1,000.00	$1,029.30	0.82%	$4.13	Class A	5.00%	$1,000.00	$1,020.73	0.82%	$4.11
Class C	2.49	1,000.00	1,024.90	1.53	7.68	Class C	5.00	1,000.00	1,017.21	1.53	7.65
Class C1	2.72	1,000.00	1,027.20	1.24	6.23	Class C1	5.00	1,000.00	1,018.65	1.24	6.21
Class FI	2.94	1,000.00	1,029.40	0.81	4.08	Class FI	5.00	1,000.00	1,020.78	0.81	4.06
Class R	2.79	1,000.00	1,027.90	1.10	5.53	Class R	5.00	1,000.00	1,019.34	1.10	5.51
Class I	3.12	1,000.00	1,031.20	0.45	2.27	Class I	5.00	1,000.00	1,022.56	0.45	2.26
Class IS	3.13	1,000.00	1,031.30	0.43	2.17	Class IS	5.00	1,000.00	1,022.66	0.43	2.16

2	Western Asset Core Bond Fund 2017 Semi-Annual Report

[1]	For the six months ended June 30, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Core Bond Fund 2017 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2017

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Bloomberg Barclays U.S. Aggregate Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WAC	— Western Asset Core Bond Fund

4	Western Asset Core Bond Fund 2017 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2017

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Bloomberg Barclays U.S. Aggregate Index
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WAC	— Western Asset Core Bond Fund

Western Asset Core Bond Fund 2017 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2017

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 32.0%
U.S. Government Agencies — 1.4%
Federal Home Loan Mortgage Corp. (FHLMC)	1.000%	9/29/17	$12,750,000	$12,747,310
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	20,110,000	28,792,412
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	59,220,000	56,827,512
Financing Corp. (FICO) Strip, Bonds	0.000%	11/2/18	6,320,000	6,195,370
Financing Corp. (FICO) Strip, Bonds	0.000%	4/5/19	1,150,000	1,118,047
Financing Corp. (FICO) Strip, Debentures	0.000%	5/11/18	6,720,000	6,637,653
Financing Corp. (FICO) Strip, Notes	0.000%	4/6/18	5,410,000	5,355,505
Tennessee Valley Authority, Global Power Bonds 2000	7.125%	5/1/30	2,450,000	3,554,242
Total U.S. Government Agencies				121,228,051
U.S. Government Obligations — 30.6%
U.S. Treasury Bonds	3.750%	11/15/43	158,120,000	185,908,325
U.S. Treasury Bonds	3.375%	5/15/44	124,480,000	137,547,910
U.S. Treasury Bonds	3.000%	5/15/45	271,320,000	279,639,757
U.S. Treasury Bonds	2.500%	2/15/46	95,820,000	89,209,953
U.S. Treasury Bonds	2.875%	11/15/46	91,820,000	92,345,486
U.S. Treasury Bonds	3.000%	2/15/47	66,340,000	68,448,086
U.S. Treasury Bonds	3.000%	5/15/47	78,100,000	80,615,367
U.S. Treasury Notes	1.875%	9/30/17	620,000	621,203
U.S. Treasury Notes	0.625%	11/30/17	4,310,000	4,301,285
U.S. Treasury Notes	1.625%	7/31/19	250,000	251,182
U.S. Treasury Notes	1.625%	6/30/20	8,510,000	8,526,288
U.S. Treasury Notes	1.375%	9/30/20	510,000	506,285
U.S. Treasury Notes	2.625%	11/15/20	30,000	30,967
U.S. Treasury Notes	1.375%	1/31/21	149,110,000	147,569,396
U.S. Treasury Notes	1.125%	6/30/21	5,100,000	4,978,176
U.S. Treasury Notes	1.125%	9/30/21	566,090,000	550,677,634
U.S. Treasury Notes	2.000%	12/31/21	5,550,000	5,590,865
U.S. Treasury Notes	1.875%	1/31/22	7,290,000	7,300,250
U.S. Treasury Notes	1.750%	3/31/22	76,040,000	75,658,279
U.S. Treasury Notes	1.875%	3/31/22	350,000	350,246
U.S. Treasury Notes	1.750%	6/30/22	32,320,000	32,113,572
U.S. Treasury Notes	2.000%	11/30/22	220,900,000	221,400,559
U.S. Treasury Notes	1.625%	4/30/23	3,020,000	2,956,003
U.S. Treasury Notes	1.250%	7/31/23	70,290,000	67,121,467
U.S. Treasury Notes	1.375%	8/31/23	6,010,000	5,774,066
U.S. Treasury Notes	1.375%	9/30/23	9,700,000	9,309,730
U.S. Treasury Notes	2.125%	3/31/24	195,920,000	196,095,936

See Notes to Financial Statements.

6	Western Asset Core Bond Fund 2017 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Obligations — continued
U.S. Treasury Notes	2.000%	5/31/24	$107,140,000	$106,290,380
U.S. Treasury Notes	2.000%	2/15/25	154,340,000	152,253,941
U.S. Treasury Notes	2.125%	5/15/25	14,600,000	14,510,750
U.S. Treasury Notes	2.250%	11/15/25	31,140,000	31,152,767
U.S. Treasury Notes	2.375%	5/15/27	5,710,000	5,746,915
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/21	2,470,000	2,282,789
Total U.S. Government Obligations				2,587,085,815
Total U.S. Government & Agency Obligations (Cost — $2,703,660,509)				2,708,313,866
Asset-Backed Securities — 6.3%
321 Henderson Receivables LLC, 2014-1A A	3.960%	3/15/63	1,109,304	1,132,121	(a)
321 Henderson Receivables LLC, 2014-3A A	3.500%	6/15/77	4,171,585	4,129,581	(a)
Airspeed Ltd., 2007-1A G1W	1.429%	4/15/24	8,972,891	7,396,820	(a)(b)
Amortizing Residential Collateral Trust, 2005-BC5 M1	2.251%	7/25/32	643,075	638,414	(b)
Apidos CLO, 2015-22A A1	2.530%	10/20/27	5,000,000	5,019,325	(a)(b)
Apollo Credit Funding Ltd., 2004A A2	2.908%	4/15/27	2,750,000	2,750,352	(a)(b)
Ares CLO Ltd., 2014-32A A2R	2.689%	11/15/25	5,750,000	5,751,236	(a)(b)
Ares CLO Ltd., 2015-1A A1R	2.568%	12/5/25	15,250,000	15,305,144	(a)(b)
Argent Securities Inc., 2006-W4 A2B	1.326%	5/25/36	116,860	40,561	(b)
Avery Point CLO Ltd., 2014-1A CR	3.506%	4/25/26	3,500,000	3,525,221	(a)(b)
Bear Stearns Asset-Backed Securities Trust, 2004-HE10 M1	2.191%	12/25/34	5,980,077	5,847,094	(b)
Bear Stearns Asset-Backed Securities Trust, 2004-SD3 A3	1.594%	9/25/34	25,590	25,642	(b)
BlueMountain CLO Ltd., 2012-2A AR	2.592%	11/20/28	3,000,000	3,021,777	(a)(b)
BlueMountain CLO Ltd., 2014-3A A1R	2.298%	10/15/26	5,000,000	4,999,980	(a)(b)
BlueMountain CLO Ltd., 2015-1A A1R	2.352%	4/13/27	7,000,000	7,028,966	(a)(b)
Brazos Student Finance Corp., 2009-1 AS	3.796%	12/27/39	5,900,000	6,238,320	(b)
Carlyle Global Market Strategies, 2013-3A A1A	2.278%	7/15/25	4,000,000	4,002,844	(a)(b)
Carlyle Global Market Strategies, 2013-4A A1	2.628%	10/15/25	1,000,000	1,000,119	(a)(b)
Carlyle Global Market Strategies, 2015-1A A	2.560%	4/20/27	3,250,000	3,251,612	(a)(b)
Carlyle Global Market Strategies, 2017-2A A1B	2.550%	7/20/31	20,200,000	20,135,239	(a)(b)
Cathedral Lake Ltd., 2015-2A AX	2.408%	7/15/27	825,000	824,997	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2	2.785%	4/20/29	7,375,000	7,375,000	(a)(b)
Cent CLO LP, 2013-17A A1	2.470%	1/30/25	1,656,131	1,665,508	(a)(b)
Community Funding CLO Ltd., 2015-1A A	5.750%	11/1/27	10,520,000	10,602,866	(a)
Conseco Financial Corp., 1996-5 B1	8.100%	7/15/26	20,350	372	(b)
Countrywide Asset-Backed Certificates, 2003-BC3 A2	1.836%	9/25/33	890,625	850,766	(b)
Countrywide Asset-Backed Certificates, 2006-SD4 A1	1.556%	12/25/36	449,702	249,579	(a)(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2017 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Credit-Based Asset Servicing and Securitization LLC, 1999-3 A	6.249%	2/3/29	$13,856	$13,761	(a)(b)
Credit-Based Asset Servicing and Securitization LLC, 2006-MH1 M1	6.250%	10/25/36	1,665,978	1,704,479	(a)
FBR Securitization Trust, 2005-5 M1	1.714%	11/25/35	10,261,000	9,927,834	(b)
Galaxy CLO Ltd., 2013-15A B	3.008%	4/15/25	8,800,000	8,801,003	(a)(b)
Galaxy CLO Ltd., 2015-19A A1A	2.703%	1/24/27	1,845,000	1,846,651	(a)(b)
GSAA Home Equity Trust, 2005-6 A3	1.586%	6/25/35	2,795,176	2,800,388	(b)
GSAA Home Equity Trust, 2005-9 2A4	0.614%	8/25/35	6,500,000	6,234,965	(b)
GT Loan Financing Ltd., 2013-1A A	2.442%	10/28/24	6,250,000	6,250,675	(a)(b)
Hertz Vehicle Financing LLC, 2015-1A A	2.730%	3/25/21	3,900,000	3,880,660	(a)
Hertz Vehicle Financing LLC, 2015-1A B	3.520%	3/25/21	8,480,000	8,517,007	(a)
HSI Asset Securitization Corp. Trust, 2006-OPT3 3A3	1.396%	2/25/36	1,715,005	1,694,381	(b)
Jamestown CLO Ltd., 2017-10A A2	3.320%	7/17/29	6,500,000	6,500,000	(a)(b)(c)
JFIN CLO Ltd., 2016-1A A2A	1.920%	7/27/28	7,500,000	7,314,360	(a)(b)
JPMorgan Mortgage Acquisition Corp., 2006-FRE1 A3	1.406%	5/25/35	116,288	116,152	(b)
KKR Financial CLO Ltd., 2017-A	2.492%	4/15/29	9,250,000	9,290,413	(a)(b)
LCM Ltd. Partnership, 2024A A	2.546%	3/20/30	7,500,000	7,539,450	(a)(b)
Long Beach Mortgage Loan Trust, 2000-1 AV1	1.734%	1/21/31	87,927	85,638	(b)
Long Beach Mortgage Loan Trust, 2001-1 A1	1.654%	4/21/31	7,118,216	6,828,392	(b)
Long Beach Mortgage Loan Trust, 2004-6 A3	2.516%	11/25/34	1,701,058	1,725,016	(b)
Long Beach Mortgage Loan Trust, 2005-2 M4	2.146%	4/25/35	11,174,174	11,214,633	(b)
Magnetite CLO Ltd., 2014-9A A1R	2.156%	7/25/26	8,750,000	8,750,000	(a)(b)
Magnetite CLO Ltd., 2016-18A A	2.582%	11/15/28	21,000,000	21,226,905	(a)(b)
MASTR Asset-Backed Securities Trust, 2007-NCW A1	1.516%	5/25/37	7,264,157	6,933,107	(a)(b)
Morgan Stanley Re-remic Trust, 2015-R7 1A	4.250%	2/26/29	8,934,421	8,901,551	(a)(b)
Neuberger Berman CLO Ltd., 2017-24A C	3.549%	4/19/30	4,000,000	3,943,292	(a)(b)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	24,317,370	25,235,667	(a)(b)
OHA Loan Funding Ltd., 2014-1A A1R	2.307%	10/20/26	10,750,000	10,749,946	(a)(b)
OHA Loan Funding Ltd., 2015-1A AR	2.592%	8/15/29	2,900,000	2,924,456	(a)(b)
OZLM Ltd., 2015-12A A1	2.620%	4/30/27	8,250,000	8,260,065	(a)(b)
PPT Home Loan Trust, 2004-1 A	5.690%	8/25/35	3,704,076	3,889,661	(a)(d)
Provident Bank Home Equity Loan Trust, 1999-3 A3	1.996%	1/25/31	236,447	180,182	(b)
RAAC Series, 2007-RP1 A	1.506%	5/25/46	21,595,953	20,899,907	(a)(b)
Regatta VII Funding Ltd., 2016-1A B2	3.074%	12/20/28	7,000,000	7,011,046	(a)(b)
Saxon Asset Securities Trust, 2005-1 M1	1.906%	5/25/35	2,509,666	2,503,121	(b)
Seneca Park CLO Ltd., 2014-1A AR	2.278%	7/17/26	5,750,000	5,761,230	(a)(b)
Shackleton CLO Ltd., 2013-4A B1R	2.655%	1/13/25	5,500,000	5,499,978	(a)(b)

See Notes to Financial Statements.

8	Western Asset Core Bond Fund 2017 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
SLM Student Loan Trust, 2007-2 A4	1.216%	7/25/22	$14,580,000	$14,128,876	(b)
SLM Student Loan Trust, 2007-7 B	1.906%	10/27/70	4,150,000	3,778,073	(b)
SLM Student Loan Trust, 2008-5 A4	2.856%	7/25/23	8,316,574	8,550,244	(b)
SLM Student Loan Trust, 2011-A A3	3.659%	1/15/43	3,125,000	3,246,395	(a)(b)
SLM Student Loan Trust, 2013-M1 M1	3.500%	10/28/29	1,136,564	1,119,515	(a)(d)
Small Business Administration, 2015-10A 1	2.517%	3/10/25	1,210,990	1,224,917
Small Business Administration Participation Certificates, 2015-20D 1	2.510%	4/1/35	155,742	154,597
Small Business Administration Participation Certificates, 2017-20B 1	2.820%	2/1/37	7,770,000	7,789,083
Small Business Administration Participation Certificates, 2017-20E 1	2.880%	5/1/37	2,190,000	2,202,385
SMB Private Education Loan Trust, 2016-C A2B	2.259%	9/15/34	19,670,000	20,026,558	(a)(b)
Structured Asset Investment Loan Trust, 2004-1 A3	2.016%	2/25/34	7,333,208	7,153,372	(b)
Structured Asset Securities Corp., 2004-6XS A5B	6.050%	3/25/34	808,059	824,496
Symphony CLO Ltd., 2012-9A AR	2.303%	10/16/28	750,000	752,003	(a)(b)
Symphony CLO Ltd., 2016-17A A1	2.523%	4/15/28	5,250,000	5,282,613	(a)(b)
TCI-Flatiron CLO Ltd., 2016-1A A	2.573%	7/17/28	11,500,000	11,623,314	(a)(b)
TCI-Symphony CLO, 2016-1A B1	2.719%	10/13/29	6,750,000	6,771,371	(a)(b)
Towd Point Mortgage Trust, 2017-1 A1	2.750%	10/25/56	17,847,813	17,843,547	(a)(b)
Venture CDO Ltd., 2016-24A A1D	2.419%	10/20/28	5,500,000	5,508,476	(a)(b)
Venture CDO Ltd., 2017-28A A2	2.716%	7/20/30	25,285,000	25,088,131	(a)(b)(c)
Voya CLO Ltd., 2017-2A A2A	3.015%	6/7/30	12,900,000	12,899,523	(a)(b)
Zais CLO 2 Ltd., 2014-2A A1BR	2.920%	7/25/26	7,000,000	7,008,659	(a)
ZAIS CLO 5 Ltd., 2016-2A A1	2.688%	10/15/28	3,500,000	3,525,641	(a)(b)
Total Asset-Backed Securities (Cost — $527,949,214)				534,267,217
Collateralized Mortgage Obligations — 12.0%
American Home Mortgage Investment Trust, 2004-4 1A1	1.896%	2/25/45	2,535,874	2,467,033	(b)
APS Resecuritization Trust, 2015-3 1A	1.407%	10/27/46	19,387,957	18,214,148	(a)(b)
BAMLL Commercial Mortgage Securities Trust, 2015-200P A	3.218%	4/14/33	290,000	293,933	(a)
Banc of America Funding Corp., 2005-E 8A1	2.075%	6/20/35	72,109	47,790	(b)
Banc of America Funding Corp., 2015-R3 9A1	1.174%	2/27/37	14,170,967	13,603,349	(a)(b)
Banc of America Mortgage Securities Inc., 2004-K 4A1	3.274%	12/25/34	33,942	33,072	(b)
Bear Stearns Adjustable Rate Mortgage Trust, 2004-9 24A1	3.607%	11/25/34	1,933,927	1,889,113	(b)
CD Commercial Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	6,870,000	7,115,608	(b)
CG-CCRE Commercial Mortgage Trust, 2014-FL1 A	2.109%	6/15/31	2,344,880	2,345,243	(a)(b)
CGBAM Commercial Mortgage Trust, 2016-IMC D	6.572%	11/15/21	33,440,000	33,057,981	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	1,980,000	2,075,880
Citigroup Commercial Mortgage Trust, 2015-GC33 D	3.172%	9/10/58	5,451,000	4,267,936

See Notes to Financial Statements.

Western Asset Core Bond Fund 2017 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	$6,180,000	$6,434,939	(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	500,000	535,808
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	440,000	474,531	(b)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.252%	10/10/46	210,000	216,932	(b)
Commercial Mortgage Pass-Through Certificates, 2013-WWP A2	3.424%	3/10/31	441,000	457,297	(a)
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	4,530,000	4,842,696	(a)(b)
Commercial Mortgage Trust, 2013-CR13 XA, IO	1.093%	12/10/23	30,275,917	1,129,361	(b)
Commercial Mortgage Trust, 2014-277P A	3.732%	8/10/49	4,180,000	4,371,856	(a)(b)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.542%	3/10/47	22,014,363	1,310,147	(b)
Commercial Mortgage Trust, 2015-LC21 D	4.455%	7/10/48	11,710,000	9,361,681	(b)
Commercial Mortgage Trust, 2016-SAVA A	1.720%	10/15/34	7,235,000	7,274,888	(a)(b)
Countrywide Alternative Loan Trust, 2006-0A08 1A1	1.406%	7/25/46	1,133,993	1,009,632	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1	1.816%	5/25/35	3,422,179	2,959,897	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 2A1	1.656%	5/25/35	1,471,703	1,012,989	(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-11 3A3	2.363%	4/25/35	58,469	42,279	(b)
Credit Suisse Mortgage Trust, 2017-RPL1	2.750%	7/25/57	53,570,000	53,582,857
Credit Suisse Mortgage Trust, 2017-RPL1	3.062%	7/25/57	24,813,700	22,973,268
Credit Suisse Mortgage Trust, 2015-02R 7A3	2.854%	8/27/36	2,304,761	2,354,706	(a)(b)
Credit Suisse Mortgage Trust, 2015-12R 2A1	1.524%	11/30/37	21,765,666	21,506,162	(a)(b)
Credit Suisse Mortgage Trust, 2015-GLPA A	3.881%	11/15/37	1,570,000	1,663,154	(a)
Credit Suisse Mortgage Trust, 2016-BDWN A	4.059%	2/15/29	26,910,000	27,328,074	(a)(b)(d)
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.504%	8/15/48	8,040,000	8,001,909	(b)
CSAIL Commercial Mortgage Trust, 2016-C7 C	4.540%	11/15/49	6,537,000	6,170,691	(b)
CSAIL Commercial Mortgage Trust, 2016-C7 D	4.540%	11/15/49	15,050,000	11,523,302	(a)(b)
Deutsche Mortgage Securities Inc., 2004-4 7AR2	1.666%	6/25/34	287,335	268,413	(b)
Deutsche Mortgage Securities Inc., 2006-PR1 4AF1	1.449%	4/15/36	10,140,796	9,304,180	(a)(b)(d)
Downey Savings and Loan Association Mortgage Loan Trust, 2005-AR6 2A1A	1.499%	10/19/45	1,364,257	1,305,949	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 001 Z	9.300%	4/15/19	595	606
Federal Home Loan Mortgage Corp. (FHLMC), 2957 ZA, PAC	5.000%	3/15/35	5,520,429	6,042,123
Federal Home Loan Mortgage Corp. (FHLMC), 3242 SC, IO	5.131%	11/15/36	810,301	141,622	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3281 AI, IO	5.271%	2/15/37	2,090,507	384,708	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3368 AI, IO	4.871%	9/15/37	1,503,684	254,927	(b)

See Notes to Financial Statements.

10	Western Asset Core Bond Fund 2017 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal Home Loan Mortgage Corp. (FHLMC), 3621 SB, IO	5.071%	1/15/40	$501,009	$81,490	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3639 EY	5.000%	2/15/30	2,078,328	2,231,029
Federal Home Loan Mortgage Corp. (FHLMC), 3806 CZ	5.500%	7/15/34	7,397,429	8,265,664
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	4.791%	10/15/41	1,949,383	316,998	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4054 SA, IO	4.891%	8/15/39	1,488,470	244,479	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4092 AI, IO	3.000%	9/15/31	2,943,851	305,660
Federal Home Loan Mortgage Corp. (FHLMC), 4099 ST, IO	4.841%	8/15/42	2,608,705	528,512	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4119 IN, IO	3.500%	10/15/32	1,620,197	212,129
Federal Home Loan Mortgage Corp. (FHLMC), 4174 SA, IO	5.041%	5/15/39	1,448,833	190,014	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4194 BI, IO, PAC	3.500%	4/15/43	13,754,692	2,174,386
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC	5.091%	9/15/42	1,465,468	243,700	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4239 IO, IO	3.500%	6/15/27	3,573,910	361,688
Federal Home Loan Mortgage Corp. (FHLMC), 4298 PI, IO, PAC	4.000%	4/15/43	2,458,854	311,746
Federal Home Loan Mortgage Corp. (FHLMC), 4310 SA, IO	4.791%	2/15/44	3,276,859	599,646	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4335 SW, IO	4.841%	5/15/44	1,290,188	222,358	(b)
Federal Home Loan Mortgage Corp. (FHLMC), 4415 IO, IO	1.853%	4/15/41	2,690,465	146,073	(b)
Federal Home Loan Mortgage Corp. (FHLMC), PO	0.000%	7/15/22	468	457
Federal Home Loan Mortgage Corp. (FHLMC) Multi-Family Structured Pass Through Certificates, K062 X1, IO	0.439%	12/25/26	307,190,257	8,121,066	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	3,644,653	4,102,417
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 170 B, IO	10.000%	3/1/21	1,984	125
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	832,439	84,683
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO	4.941%	8/15/44	842,118	176,814	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN1 M2	3.416%	2/25/24	5,421,217	5,574,481	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN2 M2	2.866%	4/25/24	18,297,747	18,593,416	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN3 M2	3.616%	8/25/24	811,690	815,269	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-HQ1 M2	3.716%	8/25/24	2,127,532	2,158,318	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-HQ3 M2	3.866%	10/25/24	704,556	710,081	(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2017 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA1 M2	4.116%	7/25/28	$23,680,000	$24,658,493	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K007 X1, IO	1.223%	4/25/20	17,674,389	433,233	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K015 X1, IO	1.772%	7/25/21	5,859,115	319,372	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K016 A1	2.061%	10/25/20	2,414,943	2,424,552
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K016 X1, IO	1.689%	10/25/21	1,990,726	108,199	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K027 A2	2.637%	1/25/23	3,490,000	3,546,810
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K036 X1, IO	0.910%	10/25/23	79,939,443	3,221,400	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KJ03 A2	2.328%	6/25/21	3,701,000	3,735,570
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	7,880,000	8,118,854
Federal National Mortgage Association (FNMA), 1992-96 B, PO, PAC	0.000%	5/25/22	969	952
Federal National Mortgage Association (FNMA), 2006-115 EI, IO	5.424%	12/25/36	1,825,153	354,353	(b)
Federal National Mortgage Association (FNMA), 2010-027 AS, IO	5.264%	4/25/40	1,131,934	229,842	(b)
Federal National Mortgage Association (FNMA), 2010-123 PM, PAC	4.000%	7/25/40	6,500,000	6,883,166
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	1,445,517	1,621,728
Federal National Mortgage Association (FNMA), 2011-099 KS, IO	5.484%	10/25/26	643,727	86,101	(b)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	403,883	443,007
Federal National Mortgage Association (FNMA), 2012-046 BA	6.000%	5/25/42	1,731,089	1,953,707
Federal National Mortgage Association (FNMA), 2012-051 B	7.000%	5/25/42	688,803	788,843
Federal National Mortgage Association (FNMA), 2012-070 YS, IO	5.434%	2/25/41	708,167	95,044	(b)
Federal National Mortgage Association (FNMA), 2012-074 OA, PO	0.000%	3/25/42	150,382	137,815
Federal National Mortgage Association (FNMA), 2012-074 SA, IO	5.434%	3/25/42	2,218,136	367,792	(b)
Federal National Mortgage Association (FNMA), 2012-075 AO, PO	0.000%	3/25/42	263,169	241,176
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	5.384%	7/25/42	657,518	129,679	(b)

See Notes to Financial Statements.

12	Western Asset Core Bond Fund 2017 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA), 2012-133 CS, IO	4.934%	12/25/42	$1,826,774	$383,443	(b)
Federal National Mortgage Association (FNMA), 2012-134 MS, IO	4.934%	12/25/42	1,336,275	294,809	(b)
Federal National Mortgage Association (FNMA), 2012-M13 X2, IO	0.829%	5/25/22	112,847,402	3,196,877	(b)
Federal National Mortgage Association (FNMA), 2013-009 BC	6.500%	7/25/42	3,162,506	3,585,275
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	7,680,147	8,573,330
Federal National Mortgage Association (FNMA), 2013-014 IG, IO	4.000%	3/25/43	3,006,801	509,897
Federal National Mortgage Association (FNMA), 2013-026 HI, IO	3.000%	4/25/32	3,056,724	260,008
Federal National Mortgage Association (FNMA), 2013-029 QI, IO	4.000%	4/25/43	4,573,569	760,264
Federal National Mortgage Association (FNMA), 2013-126 CS, IO	4.934%	9/25/41	4,506,801	538,923	(b)
Federal National Mortgage Association (FNMA), 2013-M1 X2, IO	0.733%	8/25/22	89,496,791	2,365,346	(b)
Federal National Mortgage Association (FNMA), 2014-047 AI, IO	1.928%	8/25/44	13,155,641	798,376	(b)
Federal National Mortgage Association (FNMA), 2014-M3 X2, IO	0.190%	1/25/24	128,929,911	637,081	(b)
Federal National Mortgage Association (FNMA), 2015-56 AS, IO	4.934%	8/25/45	1,827,824	421,052	(b)
Federal National Mortgage Association (FNMA), 2015-M4 X2, IO	0.653%	7/25/22	121,895,792	2,832,553	(b)
Federal National Mortgage Association (FNMA), 2015-M7 X2, IO	0.615%	12/25/24	86,957,032	2,725,568	(b)
Federal National Mortgage Association (FNMA), 2016-60 QS, IO	4.884%	9/25/46	11,793,207	2,048,297	(b)
Federal National Mortgage Association (FNMA), 2016-M7 A2	2.499%	9/25/26	4,150,000	4,027,410
Federal National Mortgage Association (FNMA), IO, PAC	1,009.250%	8/25/21	41	606
Federal National Mortgage Association (FNMA) — CAS, 2014-C03 1M1	2.416%	7/25/24	706,795	707,975	(b)
Federal National Mortgage Association (FNMA) — CAS, 2016-C04 1M1	2.474%	1/25/29	30,755,987	31,173,653	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2016-C05 2M1	2.374%	1/25/29	26,478,446	26,713,469	(a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2017-C01 1M1	2.324%	7/25/29	29,587,325	29,962,581	(a)(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2017 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	$710,443	$149,311
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	225,801	44,160
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	114,209	21,465	(b)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	112,343	20,377	(b)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	153,191	28,148
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	818,294	175,232
Federal National Mortgage Association (FNMA) STRIPS, 409 C01, IO	3.000%	11/25/26	3,418,419	281,201
Federal National Mortgage Association (FNMA) STRIPS, 409 C02, IO	3.000%	4/25/27	4,044,309	359,494
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	2,921,269	503,881
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	3,151,211	605,009
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	2,271,257	414,164
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	1,469,783	336,109
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	55,084,499	421,402	(a)
GE Business Loan Trust, 2007-1A A	1.329%	4/16/35	1,672,657	1,607,061	(a)(b)
GMRF Mortgage Acquisition Co., LLC, 2017-1 A22	3.000%	7/25/56	17,899,872	17,902,557	(a)(b)
Government National Mortgage Association (GNMA), 2009-106 PD, PAC	4.500%	4/20/38	2,813,027	2,927,532
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1	5.288%	3/20/39	339,244	24,456	(b)
Government National Mortgage Association (GNMA), 2010-042 BS, IO	5.268%	4/20/40	261,676	47,543	(b)
Government National Mortgage Association (GNMA), 2010-042 PC, PAC	5.000%	7/20/39	5,000,000	5,452,744
Government National Mortgage Association (GNMA), 2010-059 LB, PAC-1	4.500%	10/20/39	1,921,039	2,027,885
Government National Mortgage Association (GNMA), 2010-076 CS, IO	5.338%	6/20/40	3,432,752	739,562	(b)
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	5.438%	1/20/40	514,215	66,733	(b)
Government National Mortgage Association (GNMA), 2010-086 PB, PAC	4.500%	10/20/39	12,174,990	12,847,185

See Notes to Financial Statements.

14	Western Asset Core Bond Fund 2017 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2010-H03 FA	1.594%	3/20/60	$2,776,074	$2,781,550	(b)
Government National Mortgage Association (GNMA), 2010-H10 FC	2.044%	5/20/60	1,374,817	1,394,108	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF	1.343%	8/20/58	900,726	893,018	(b)
Government National Mortgage Association (GNMA), 2010-H27 FA	1.373%	12/20/60	1,498,499	1,490,665	(b)
Government National Mortgage Association (GNMA), 2010-H28 FE	1.393%	12/20/60	3,150,832	3,142,740	(b)
Government National Mortgage Association (GNMA), 2011-H03 FA	1.493%	1/20/61	1,952,094	1,951,276	(b)
Government National Mortgage Association (GNMA), 2011-H05 FB	1.493%	12/20/60	2,232,916	2,230,511	(b)
Government National Mortgage Association (GNMA), 2011-H06 FA	1.443%	2/20/61	1,884,395	1,882,357	(b)
Government National Mortgage Association (GNMA), 2011-H08 FG	1.473%	3/20/61	3,861,517	3,857,562	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF	1.493%	3/20/61	2,869,372	2,868,146	(b)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	1.015%	4/16/53	21,731,765	815,245	(b)
Government National Mortgage Association (GNMA), 2012-034 SA, IO	4.838%	3/20/42	3,724,662	654,203	(b)
Government National Mortgage Association (GNMA), 2012-044 IO, IO	0.602%	3/16/49	15,235,179	411,612	(b)
Government National Mortgage Association (GNMA), 2012-066 CI, IO	3.500%	2/20/38	2,596,651	228,194
Government National Mortgage Association (GNMA), 2012-081 AI, IO	3.500%	4/20/27	490,419	35,553
Government National Mortgage Association (GNMA), 2012-098 SA, IO	4.928%	8/16/42	1,725,714	315,561	(b)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.311%	2/16/53	15,823,914	410,211	(b)
Government National Mortgage Association (GNMA), 2012-124 AS, IO	5.028%	10/16/42	1,698,674	317,732	(b)
Government National Mortgage Association (GNMA), 2013-002 IO, IO	0.483%	5/16/54	18,722,606	514,838	(b)
Government National Mortgage Association (GNMA), 2013-063 IO, IO	0.777%	9/16/51	53,916,157	2,897,983	(b)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.073%	9/16/44	18,564,608	1,004,938	(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2017 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Government National Mortgage Association (GNMA), 2013-163, IO	1.157%	2/16/46	$25,661,339	$1,498,961	(b)
Government National Mortgage Association (GNMA), 2013-188 CI, IO	3.500%	3/20/39	8,022,750	604,975
Government National Mortgage Association (GNMA), 2014-005 SP, IO, PAC	4.978%	6/16/43	1,849,988	234,024	(b)
Government National Mortgage Association (GNMA), 2014-047 IA, IO	0.393%	2/16/48	4,534,259	184,874	(b)
Government National Mortgage Association (GNMA), 2014-050 IO, IO	0.893%	9/16/55	17,834,540	1,001,809	(b)
Government National Mortgage Association (GNMA), 2014-118 HS, IO	4.988%	8/20/44	13,582,330	3,142,506	(b)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	4,146,441	403,993
Government National Mortgage Association (GNMA), 2014-175 AB	2.600%	6/16/47	1,581,931	1,588,905
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.781%	8/16/54	43,464,641	2,303,543	(b)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	4,974,996	1,085,036
Government National Mortgage Association (GNMA), 2016-036 IO	0.940%	8/16/57	62,403,961	4,539,414	(b)
Government National Mortgage Association (GNMA), 2016-045 IO, IO	1.004%	2/16/58	63,167,305	4,725,704	(b)
Government National Mortgage Association (GNMA), 2016-084 IG, PAC, IO	4.500%	11/16/45	27,751,503	5,635,098
Government National Mortgage Association (GNMA), 2016-135 SB, IO	4.928%	10/16/46	3,146,189	705,041	(b)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	1,120,000	1,232,750	(b)
GS Mortgage Securities Trust, 2014-GC24 D	4.662%	9/10/47	2,500,000	2,112,971	(a)(b)
GS Mortgage Securities Trust, 2017-GS5 C	4.299%	3/10/50	7,560,000	7,918,472	(b)
GSR Mortgage Loan Trust, 2005-4F 1A1	4.500%	4/25/20	110,824	111,454
HarborView Mortgage Loan Trust, 2005-9 2A1B	1.582%	6/20/35	8,259,532	8,084,850	(b)
Hospitality Mortgage Trust, 2017-HIT A	1.939%	5/8/30	11,670,000	11,698,262	(a)(b)
Hudson Yards, 2016-10HY A	2.835%	8/10/38	9,560,000	9,357,558	(a)
Indymac Index Mortgage Loan Trust, 2005-AR15 A2	3.237%	9/25/35	32,813	30,650	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.232%	11/15/45	940,000	975,229	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.049%	1/15/47	490,000	526,660	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C21 XA, IO	1.239%	8/15/47	61,936,753	3,540,819	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 A4	3.801%	9/15/47	540,000	566,288

See Notes to Financial Statements.

16	Western Asset Core Bond Fund 2017 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.712%	9/15/47	$1,540,000	$1,536,316	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 A5	3.822%	7/15/48	1,960,000	2,062,014
JPMBB Commercial Mortgage Securities Trust, 2015-C31 A3	3.801%	8/15/48	13,230,000	13,901,076
JPMDB Commercial Mortgage Securities Trust, 2016-C4 A3	3.141%	12/15/49	6,030,000	6,052,309
JPMDB Commercial Mortgage Securities Trust, 2017-C5 A5	3.694%	3/15/50	13,980,000	14,652,244
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AM	5.372%	5/15/47	2,025,919	2,024,432
JPMorgan Chase Commercial Mortgage Securities Trust, 2013-LC11 AS	3.216%	4/15/46	2,000,000	2,025,605
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 B	3.439%	11/15/31	8,780,000	8,737,965	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D	4.909%	5/15/28	4,650,000	4,424,990	(a)(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP3 A5	2.870%	8/15/49	7,050,000	6,928,488
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP4 C	3.599%	12/15/49	7,190,000	6,838,538	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2017-JP6 A5	3.490%	7/15/50	9,970,000	10,254,185
Latitude Management Real Estate Capital, 2015-CRE1 A	2.966%	2/22/32	6,670,000	6,713,422	(a)(b)
Latitude Management Real Estate Capital, 2015-CRE1 B	4.716%	2/22/32	4,000,000	4,080,176	(a)(b)
LB-UBS Commercial Mortgage Trust, 2001-C3 X, IO, STRIPS	0.571%	6/15/36	1,382,609	4,005	(a)(b)
MASTR Adjustable Rate Mortgages Trust, 2004-15 1A1	3.862%	12/25/34	61,782	62,641	(b)
MASTR Reperforming Loan Trust, 2005-1 1A2	6.500%	8/25/34	393,841	387,747	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	73,164	74,425	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F	1.566%	5/25/35	567,083	487,123	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2005-A8 A3A3	1.586%	8/25/36	18,876,023	18,347,941	(b)
Merrill Lynch Mortgage Investors Trust, 2005-A9 3A1	4.531%	12/25/35	40,506	37,611	(b)
Merrill Lynch Mortgage Investors Trust, 2006-1 1A	3.148%	2/25/36	136,182	138,129	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 XA, IO	1.673%	8/15/45	7,557,397	441,001	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.219%	7/15/46	510,000	549,647	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 A4	3.720%	12/15/49	6,990,000	7,340,280
Morgan Stanley Capital I Trust, 2016-UB12 C	4.151%	12/15/49	7,200,000	6,915,211	(b)
Morgan Stanley Capital I Trust, 2017-PRME A	2.059%	2/15/34	11,660,000	11,773,380	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2005-03AR 2A2	3.174%	7/25/35	976,152	905,811	(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2017 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Mortgage Repurchase Agreement Financing Trust, 2016-4 A1	2.317%	5/10/19	$18,060,000	$18,056,532	(a)(b)(d)
MSCG Trust, 2015-ALDR A2	3.577%	6/7/35	7,100,000	7,074,998	(a)(b)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	14,812,848	15,375,588	(a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	29,350,000	30,732,708	(a)(b)
Nomura Asset Acceptance Corp., 2004-R3 A1	6.500%	2/25/35	228,885	224,852	(a)
Nomura Asset Acceptance Corp., 2005-AP2 A5	4.976%	5/25/35	102,438	81,879
Nomura Resecuritization Trust, 2014-5R 1A1	3.000%	6/26/35	3,639,890	3,611,186	(a)(b)
Nomura Resecuritization Trust, 2015-5R 4A1	0.243%	7/26/37	14,998,644	14,711,148	(a)(b)
Opteum Mortgage Acceptance Corp., 2005-2 AI3	1.536%	4/25/35	365,605	365,404	(b)
Prime Mortgage Trust, 2006-DR1 1A1	5.500%	5/25/35	2,567,466	2,572,209	(a)
Prime Mortgage Trust, 2006-DR1 1A2	6.000%	5/25/35	747,775	752,944	(a)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	373,968	347,955	(a)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	21,937,044	20,491,160	(a)
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	956,439	926,005
Rosslyn Portfolio Trust, 2017-ROSS A	2.109%	6/15/33	8,440,000	8,482,031	(a)(b)
Structured ARM Loan Trust, 2004-10 2A	3.284%	8/25/34	2,592,974	2,600,194	(b)
Structured ARM Loan Trust, 2005-19XS 1A1	1.536%	10/25/35	455,364	420,106	(b)
Structured Asset Securities Corp., 2003-29 1A1	4.750%	9/25/18	338,834	341,626
UBS Commercial Mortgage Trust, 2012-C1 XA, IO	2.271%	5/10/45	62,451,318	5,083,387	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-AR9 1A7	2.795%	9/25/33	23,324	23,740	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2003-S7 A1	4.500%	8/25/18	40,604	40,787
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR11 A1A	1.536%	8/25/45	4,612,795	4,580,400	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR13 A1A1	1.506%	10/25/45	1,719,497	1,709,470	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A1	1.486%	12/25/45	6,183,160	6,007,389	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR19 A1A2	1.506%	12/25/45	90,845	87,711	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1	2.862%	9/25/36	214,398	194,713	(b)
Washington Mutual Inc., MSC Pass-Through Certificates, 2004-RA1 2A	7.000%	3/25/34	5,189	5,682
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	6,592,711	6,608,924	(a)(b)
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 XA, IO	1.322%	5/15/48	48,456,939	3,019,652	(b)
Wells Fargo Commercial Mortgage Trust, 2016-BNK1 A3	2.652%	8/15/49	21,130,000	20,414,094

See Notes to Financial Statements.

18	Western Asset Core Bond Fund 2017 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Wells Fargo Mortgage Loan Trust, 2010-RR4 2A1	3.148%	8/27/35	$106,461	$107,284	(a)
WF-RBS Commercial Mortgage Trust, 2012-C10 XA, IO	1.794%	12/15/45	12,138,897	809,918	(a)(b)
WF-RBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	250,000	266,738	(b)
WF-RBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.373%	3/15/47	10,231,780	545,092	(b)
WF-RBS Commercial Mortgage Trust, 2014-C21 AS	3.891%	8/15/47	2,767,000	2,892,520
WF-RBS Commercial Mortgage Trust, 2014-C21 B	4.213%	8/15/47	5,160,000	5,370,378	(b)
WF-RBS Commercial Mortgage Trust, 2014-C21 XA, IO	1.296%	8/15/47	36,132,382	2,030,109	(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 C	3.994%	10/15/57	3,980,000	3,953,461	(b)
WF-RBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	2,916,000	3,021,038
Total Collateralized Mortgage Obligations (Cost — $1,029,017,905)				1,021,390,634
Corporate Bonds & Notes — 22.0%
Consumer Discretionary — 1.1%
Automobiles — 0.3%
Ford Motor Co., Senior Notes	4.750%	1/15/43	2,930,000	2,838,514
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	1,020,000	1,158,813
Ford Motor Credit Co., LLC, Senior Notes	3.200%	1/15/21	4,720,000	4,794,751
Ford Motor Credit Co., LLC, Senior Notes	5.875%	8/2/21	5,230,000	5,837,480
General Motors Co., Senior Notes	6.250%	10/2/43	5,514,000	6,145,391
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	1,790,000	1,821,277
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	3,080,000	3,123,828
Hyundai Capital America, Senior Notes	2.125%	10/2/17	1,160,000	1,160,895	(a)
Total Automobiles				26,880,949
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp., Senior Notes	3.700%	1/30/26	3,230,000	3,351,035
McDonald’s Corp., Senior Notes	3.500%	3/1/27	3,300,000	3,361,172
Total Hotels, Restaurants & Leisure				6,712,207
Household Durables — 0.1%
Newell Brands Inc., Senior Notes	3.150%	4/1/21	1,520,000	1,556,653
Newell Brands Inc., Senior Notes	3.850%	4/1/23	2,850,000	2,996,074
Newell Brands Inc., Senior Notes	4.200%	4/1/26	3,610,000	3,837,167
Total Household Durables				8,389,894
Internet & Direct Marketing Retail — 0.0%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	3,390,000	4,010,895
QVC Inc., Senior Secured Notes	5.950%	3/15/43	100,000	95,972
Total Internet & Direct Marketing Retail				4,106,867
Media — 0.6%
21st Century Fox America Inc., Senior Notes	6.200%	12/15/34	40,000	49,389
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	660,000	873,399

See Notes to Financial Statements.

Western Asset Core Bond Fund 2017 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	$311,000	$331,724
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	1,770,000	1,915,278
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	380,000	451,699
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,762,000	3,326,677
Comcast Corp., Notes	5.875%	2/15/18	900,000	923,725
Comcast Corp., Notes	7.050%	3/15/33	3,880,000	5,311,530
Comcast Corp., Senior Notes	6.300%	11/15/17	2,260,000	2,299,060
Comcast Corp., Senior Notes	5.650%	6/15/35	2,980,000	3,658,391
Comcast Corp., Senior Notes	3.200%	7/15/36	820,000	769,058
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	3,530,000	3,543,238	(a)
Time Warner Cable LLC, Senior Notes	8.250%	4/1/19	2,830,000	3,123,205
Time Warner Cable LLC, Debentures	7.300%	7/1/38	450,000	576,879
Time Warner Cable LLC, Senior Bonds	6.550%	5/1/37	1,330,000	1,592,877
Time Warner Cable LLC, Senior Notes	4.125%	2/15/21	2,720,000	2,846,545
Time Warner Cable LLC, Senior Notes	6.750%	6/15/39	910,000	1,117,306
Time Warner Cable LLC, Senior Notes	5.875%	11/15/40	6,648,000	7,434,292
Time Warner Cable LLC, Senior Notes	5.500%	9/1/41	20,000	21,566
Time Warner Inc., Senior Notes	4.750%	3/29/21	2,260,000	2,435,946
Time Warner Inc., Senior Notes	3.800%	2/15/27	3,860,000	3,893,702
Time Warner Inc., Senior Notes	6.100%	7/15/40	10,000	12,025
Viacom Inc., Senior Notes	4.250%	9/1/23	720,000	752,604
Viacom Inc., Senior Notes	3.875%	4/1/24	360,000	367,232
Total Media				47,627,347
Specialty Retail — 0.0%
TJX Cos. Inc., Senior Notes	2.250%	9/15/26	2,830,000	2,630,898
Total Consumer Discretionary				96,348,162
Consumer Staples — 2.0%
Beverages — 0.8%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	3,300,000	3,347,018
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	4,490,000	4,629,199
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	20,180,000	20,828,061
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	12,160,000	13,779,177

See Notes to Financial Statements.

20	Western Asset Core Bond Fund 2017 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Beverages — continued
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	$4,420,000	$4,788,721
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.000%	4/15/20	2,130,000	2,298,370
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	3,540,000	3,539,147
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	860,000	928,372
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	3,250,000	3,331,611
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	410,000	425,146
PepsiCo Inc., Senior Notes	4.000%	3/5/42	480,000	491,838
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	6,800,000	7,298,331	(a)
Total Beverages				65,684,991
Food & Staples Retailing — 0.4%
CVS Health Corp., Senior Notes	2.750%	12/1/22	210,000	210,513
CVS Health Corp., Senior Notes	3.875%	7/20/25	5,136,000	5,349,103
CVS Health Corp., Senior Notes	5.125%	7/20/45	7,010,000	8,067,571
CVS Pass-Through Trust, Secured Notes	6.036%	12/10/28	6,391,559	7,220,122
CVS Pass-Through Trust, Secured Notes	6.943%	1/10/30	520,615	619,240
Kroger Co., Senior Notes	5.150%	8/1/43	180,000	188,003
Wal-Mart Stores Inc., Notes	6.200%	4/15/38	2,850,000	3,903,482
Wal-Mart Stores Inc., Senior Notes	4.750%	10/2/43	2,000,000	2,356,672
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	3,530,000	3,529,244
Total Food & Staples Retailing				31,443,950
Food Products — 0.4%
Danone SA, Senior Bonds	2.589%	11/2/23	8,250,000	8,060,968	(a)
Danone SA, Senior Notes	2.077%	11/2/21	5,210,000	5,145,136	(a)
Danone SA, Senior Notes	2.947%	11/2/26	9,050,000	8,764,916	(a)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	1,030,000	1,104,620	(a)
Kraft Heinz Foods Co., Senior Notes	5.375%	2/10/20	2,168,000	2,338,052
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	2,610,000	2,699,690
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	2,700,000	2,780,962
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	340,000	326,026
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	1,180,000	1,279,816
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	580,000	614,517
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	1,680,000	1,824,334
WM Wrigley Jr. Co., Senior Notes	2.400%	10/21/18	680,000	684,793	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	1,830,000	1,861,536	(a)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	670,000	692,114	(a)
Total Food Products				38,177,480

See Notes to Financial Statements.

Western Asset Core Bond Fund 2017 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Tobacco — 0.4%
Altria Group Inc., Senior Notes	9.250%	8/6/19	$3,230,000	$3,709,019
Altria Group Inc., Senior Notes	4.750%	5/5/21	3,240,000	3,535,760
Altria Group Inc., Senior Notes	2.850%	8/9/22	1,850,000	1,880,194
Altria Group Inc., Senior Notes	5.375%	1/31/44	3,650,000	4,409,915
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	1,750,000	1,792,339
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	2,600,000	2,599,038
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	1,570,000	1,673,868
Reynolds American Inc., Senior Notes	8.125%	6/23/19	5,000,000	5,579,145
Reynolds American Inc., Senior Notes	3.250%	6/12/20	1,012,000	1,042,620
Reynolds American Inc., Senior Notes	6.150%	9/15/43	1,240,000	1,553,957
Reynolds American Inc., Senior Notes	5.850%	8/15/45	6,250,000	7,683,725
Total Tobacco				35,459,580
Total Consumer Staples				170,766,001
Energy — 3.6%
Energy Equipment & Services — 0.1%
Ensco PLC, Senior Notes	5.200%	3/15/25	2,064,000	1,687,320
Halliburton Co., Senior Bonds	3.800%	11/15/25	3,990,000	4,096,162
Halliburton Co., Senior Notes	5.000%	11/15/45	1,200,000	1,281,691
Petrofac Ltd., Senior Notes	3.400%	10/10/18	3,730,000	3,507,800	(a)
Total Energy Equipment & Services				10,572,973
Oil, Gas & Consumable Fuels — 3.5%
Anadarko Petroleum Corp., Senior Notes	8.700%	3/15/19	160,000	176,536
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	22,420,000	20,622,947
Apache Corp., Senior Notes	3.250%	4/15/22	1,320,000	1,340,646
Apache Corp., Senior Notes	6.000%	1/15/37	520,000	603,444
Apache Corp., Senior Notes	5.100%	9/1/40	6,770,000	6,940,096
Apache Corp., Senior Notes	4.750%	4/15/43	10,970,000	11,042,391
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	2,250,000	2,305,719
BP Capital Markets PLC, Senior Bonds	3.119%	5/4/26	10,270,000	10,190,592
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	160,000	167,573
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	2,140,000	2,202,858
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	8,270,000	8,405,818
Chevron Corp., Senior Notes	2.954%	5/16/26	6,680,000	6,637,682
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	3,185,000	3,208,811
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	10,030,000	10,049,167
Conoco Funding Co., Senior Bonds	7.250%	10/15/31	350,000	469,224
ConocoPhillips Co., Senior Notes	4.300%	11/15/44	3,550,000	3,639,087
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	640,000	822,593

See Notes to Financial Statements.

22	Western Asset Core Bond Fund 2017 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Devon Energy Corp., Senior Notes	3.250%	5/15/22	$420,000	$417,879
Devon Energy Corp., Senior Notes	5.850%	12/15/25	8,400,000	9,561,392
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,390,000	2,490,414
Devon Energy Corp., Senior Notes	5.000%	6/15/45	7,130,000	7,229,941
Devon Financing Co., LLC, Debentures	7.875%	9/30/31	830,000	1,079,570
Ecopetrol SA, Senior Notes	5.875%	5/28/45	16,300,000	15,044,900
El Paso Natural Gas Co., Bonds	8.375%	6/15/32	3,010,000	3,838,337
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	570,000	669,543
EOG Resources Inc., Senior Notes	4.150%	1/15/26	2,080,000	2,189,244
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	4,850,000	4,896,934
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	5,590,000	5,911,889
Kerr-McGee Corp., Notes	6.950%	7/1/24	690,000	810,360
Kerr-McGee Corp., Notes	7.875%	9/15/31	10,000,000	12,886,660
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	1,500,000	1,537,220
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	390,000	394,271
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	2,001,000	2,070,581
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	460,000	474,964
Noble Energy Inc., Senior Notes	4.150%	12/15/21	4,970,000	5,241,854
Noble Energy Inc., Senior Notes	5.250%	11/15/43	3,550,000	3,691,397
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	1,720,000	1,767,310
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,740,000	2,671,410
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,650,000	6,003,600
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	1,850,000	1,927,695
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,800,000	3,794,053
Petrobras Global Finance BV, Senior Notes	5.375%	1/27/21	10,510,000	10,711,792
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	3,440,000	3,252,520
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	2,330,000	2,380,095
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	4,343,000	4,511,291
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	2,770,000	3,076,085
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	6,500,000	5,778,500
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	4,333,000	4,246,340
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	3,280,000	3,342,356	(a)
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	4,960,000	5,208,630	(a)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	3,240,000	3,449,372
Shell International Finance BV, Senior Notes	1.875%	5/10/21	1,040,000	1,027,815
Shell International Finance BV, Senior Notes	2.875%	5/10/26	8,930,000	8,822,027
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,620,000	1,737,523
Shell International Finance BV, Senior Notes	4.375%	5/11/45	4,800,000	5,035,666

See Notes to Financial Statements.

Western Asset Core Bond Fund 2017 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Shell International Finance BV, Senior Notes	4.000%	5/10/46	$11,590,000	$11,473,277
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	6,750,000	7,188,939	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	15,380,000	19,818,960
Williams Cos. Inc., Debentures	7.500%	1/15/31	2,373,000	2,823,870
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	370,000	431,050
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	26,000	31,070
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	1,103,000	1,420,113
Total Oil, Gas & Consumable Fuels				291,193,893
Total Energy				301,766,866
Financials — 7.7%
Banks — 5.6%
Bank of America Corp., Notes	6.875%	4/25/18	740,000	770,217
Bank of America Corp., Senior Notes	5.750%	12/1/17	540,000	549,194
Bank of America Corp., Senior Notes	2.600%	1/15/19	2,400,000	2,423,503
Bank of America Corp., Senior Notes	5.625%	7/1/20	400,000	438,224
Bank of America Corp., Senior Notes	3.300%	1/11/23	7,130,000	7,275,923
Bank of America Corp., Senior Notes	4.100%	7/24/23	5,570,000	5,904,428
Bank of America Corp., Senior Notes	4.000%	4/1/24	3,500,000	3,670,786
Bank of America Corp., Senior Notes	3.875%	8/1/25	3,660,000	3,790,237
Bank of America Corp., Senior Notes	3.500%	4/19/26	5,100,000	5,126,989
Bank of America Corp., Senior Notes	5.000%	1/21/44	11,290,000	12,811,926
Bank of America Corp., Senior Notes	4.875%	4/1/44	7,180,000	8,069,939
Bank of America Corp., Subordinated Bonds	4.450%	3/3/26	1,220,000	1,271,988
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	6,040,000	6,275,941
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	3,210,000	3,269,074
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	20,000,000	20,634,980
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	3,010,000	3,695,353
Barclays Bank PLC, Subordinated Notes	6.050%	12/4/17	1,540,000	1,566,748	(a)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	3,580,000	4,487,602	(a)
BNP Paribas SA, Senior Notes	2.375%	9/14/17	2,460,000	2,464,229
BNP Paribas SA, Senior Notes	2.700%	8/20/18	5,920,000	5,988,169
BPCE SA, Subordinated Notes	5.150%	7/21/24	5,071,000	5,425,711	(a)
Citigroup Inc., Senior Notes	3.300%	4/27/25	15,960,000	15,992,064
Citigroup Inc., Senior Notes	8.125%	7/15/39	600,000	924,074
Citigroup Inc., Senior Notes	4.650%	7/30/45	8,858,000	9,671,014
Citigroup Inc., Subordinated Bonds	4.400%	6/10/25	5,080,000	5,298,166
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	2,065,000	2,097,867
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	3,040,000	3,386,186

See Notes to Financial Statements.

24	Western Asset Core Bond Fund 2017 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	$1,500,000	$1,543,676
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	32,230,000	33,561,099
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	460,000	576,535
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	675,000	832,676
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	630,000	843,688
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,589,000	1,804,850
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	800,000	843,116
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	160,000	170,236	(a)
Compass Bank, Subordinated Notes	3.875%	4/10/25	2,000,000	1,995,554
Cooperatieve Rabobank U.A., Junior Subordinated Notes	11.000%	6/30/19	4,838,000	5,637,479	(a)(b)(f)
Cooperatieve Rabobank U.A., Senior Notes	3.375%	5/21/25	14,740,000	15,189,806
Cooperatieve Rabobank U.A., Subordinated Notes	4.625%	12/1/23	3,930,000	4,240,997
Cooperatieve Rabobank U.A., Subordinated Notes	4.375%	8/4/25	4,400,000	4,621,971
Cooperatieve Rabobank U.A., Subordinated Notes	3.750%	7/21/26	5,000,000	5,008,695
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	7,210,000	8,075,200	(a)(b)(f)
HBOS PLC, Subordinated Notes	6.750%	5/21/18	440,000	457,755	(a)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	8,700,000	8,946,454
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,560,000	1,655,389
HSBC Holdings PLC, Senior Notes	4.041%	3/13/28	8,990,000	9,322,828	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	2,140,000	2,217,070
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	5,100,000	5,248,221
ING Bank NV, Subordinated Notes	5.800%	9/25/23	4,090,000	4,624,493	(a)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	11,680,000	11,862,652	(a)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	6,779,000	7,201,813
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	600,000	642,577
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	12,050,000	12,505,610
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	13,850,000	14,476,948
JPMorgan Chase & Co., Subordinated Notes	3.625%	12/1/27	8,950,000	8,877,415
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	4,460,000	4,987,194
Lloyds Bank PLC, Subordinated Notes	6.500%	9/14/20	100,000	111,042	(a)
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	12,600,000	12,810,622
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	5,000,000	5,219,425
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	5,270,000	5,659,047	(a)
Royal Bank of Canada, Senior Secured Bonds	1.875%	2/5/20	7,660,000	7,623,286
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	3,230,000	3,397,944
Santander Holdings USA Inc., Senior Notes	3.450%	8/27/18	3,160,000	3,205,166
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	2,000,000	2,047,634
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	810,000	917,661	(a)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2017 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	$7,250,000	$8,266,203	(a)
UBS Group Funding Jersey Ltd., Senior Notes	4.125%	9/24/25	3,050,000	3,200,460	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	7/31/17	24,760,000	24,927,130	(b)(f)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	870,000	959,801	(b)(f)
Wells Fargo & Co., Senior Notes	1.500%	1/16/18	1,610,000	1,609,609
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	600,000	647,105
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	9,120,000	8,891,371
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	2,020,000	2,069,755
Wells Fargo & Co., Subordinated Notes	4.125%	8/15/23	150,000	158,760
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	20,295,000	21,283,407
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	480,000	556,536
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,700,000	2,026,101
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,690,000	1,779,191
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	4,990,000	5,453,920
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	12,590,000	12,777,453
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	12,560,000	13,442,667
Wells Fargo Bank NA, Subordinated Notes	6.000%	11/15/17	880,000	893,972
Wells Fargo Capital X, Junior Subordinated Bonds	5.950%	12/15/36	8,000	9,068
Total Banks				471,196,865
Capital Markets — 1.3%
Bear Stearns Cos. LLC, Senior Notes	6.400%	10/2/17	730,000	738,442
CME Group Inc., Senior Notes	5.300%	9/15/43	1,195,000	1,488,014
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	510,000	542,754
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	3,900,000	4,309,578
Credit Suisse NY, Senior Notes	3.625%	9/9/24	2,970,000	3,070,918
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	7/31/17	32,000	27,861	(b)(f)
Goldman Sachs Group Inc., Senior Bonds	4.750%	10/21/45	2,820,000	3,127,699
Goldman Sachs Group Inc., Senior Notes	2.900%	7/19/18	3,650,000	3,692,395
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	5,640,000	6,090,918
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	380,000	419,510
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	910,000	997,955
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	320,000	360,498
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,130,000	1,183,944
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	1,510,000	1,569,577
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	11,350,000	11,303,215
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	6,120,000	8,010,982
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	9,440,000	9,774,761
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	3,400,000	4,421,404

See Notes to Financial Statements.

26	Western Asset Core Bond Fund 2017 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	$15,800,000	$17,590,614
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	370,000	410,598	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	7/31/17	1,430,000	0	*(d)(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Subordinated Notes	6.500%	7/19/17	13,380,000	0	*(d)(e)(g)(h)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	31,220,000	0	*(d)(e)(g)(h)
Morgan Stanley, Senior Notes	5.950%	12/28/17	1,400,000	1,428,736
Morgan Stanley, Senior Notes	5.500%	7/24/20	2,040,000	2,228,873
State Street Corp., Junior Subordinated Notes	4.956%	3/15/18	3,570,000	3,649,497
State Street Corp., Senior Notes	3.300%	12/16/24	1,470,000	1,509,334
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	13,420,000	13,745,395	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	12,600,000	13,189,819	(a)
Total Capital Markets				114,883,291
Consumer Finance — 0.1%
American Express Co., Senior Notes	2.650%	12/2/22	11,000	11,026
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	5,080,000	5,729,524
Toyota Motor Credit Corp., Senior Notes	1.250%	10/5/17	4,970,000	4,969,215
Total Consumer Finance				10,709,765
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	8,073,000	8,572,929
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	470,000	509,135
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	200,000	213,446
GE Capital International Funding Co., Unlimited Co., Senior Notes	2.342%	11/15/20	8,744,000	8,818,158
ILFC E-Capital Trust II, Bonds	4.590%	12/21/65	4,180,000	4,012,800	(a)(b)
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	3,740,000	4,609,774
MassMutual Global Funding II, Senior Secured Notes	5.250%	7/31/18	3,640,000	3,776,969	(a)
Nationwide Building Society, Senior Notes	2.450%	7/27/21	4,580,000	4,579,592	(a)
Total Diversified Financial Services				35,092,803
Insurance — 0.3%
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/87	5,673,000	6,142,157	(b)
American International Group Inc., Senior Notes	3.750%	7/10/25	730,000	744,810
Chubb Corp., Senior Notes	5.750%	5/15/18	645,000	668,259
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	1,160,000	1,167,158
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	1,550,000	1,587,119
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	7,737,000	8,955,577

See Notes to Financial Statements.

Western Asset Core Bond Fund 2017 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Insurance — continued
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	$238,000	$326,533	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	4,408,000	4,945,397	(a)
Total Insurance				24,537,010
Total Financials				656,419,734
Health Care — 1.3%
Biotechnology — 0.3%
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	2,670,000	2,728,083
Amgen Inc., Senior Notes	3.875%	11/15/21	2,700,000	2,848,638
Celgene Corp., Senior Notes	3.550%	8/15/22	1,200,000	1,250,674
Celgene Corp., Senior Notes	3.625%	5/15/24	600,000	622,422
Celgene Corp., Senior Notes	3.875%	8/15/25	3,780,000	3,954,330
Celgene Corp., Senior Notes	5.250%	8/15/43	1,150,000	1,293,722
Celgene Corp., Senior Notes	5.000%	8/15/45	2,310,000	2,611,261
Gilead Sciences Inc., Senior Bonds	3.700%	4/1/24	1,630,000	1,695,991
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	2,160,000	2,223,597
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	800,000	831,278
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	4,930,000	5,425,253
Total Biotechnology				25,485,249
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	5,720,000	5,850,307
Abbott Laboratories, Senior Notes	4.750%	11/30/36	2,250,000	2,456,836
Abbott Laboratories, Senior Notes	4.900%	11/30/46	4,510,000	4,987,456
Becton, Dickinson & Co., Senior Notes	3.363%	6/6/24	8,170,000	8,200,956
Becton, Dickinson & Co., Senior Notes	3.734%	12/15/24	1,372,000	1,396,670
Becton, Dickinson & Co., Senior Notes	4.685%	12/15/44	2,010,000	2,078,022
Medtronic Inc., Senior Notes	3.125%	3/15/22	40,000	41,269
Medtronic Inc., Senior Notes	3.500%	3/15/25	3,385,000	3,524,845
Medtronic Inc., Senior Notes	4.625%	3/15/45	3,520,000	3,971,218
Total Health Care Equipment & Supplies				32,507,579
Health Care Providers & Services — 0.3%
Aetna Inc., Senior Notes	2.800%	6/15/23	850,000	849,680
Anthem Inc., Notes	7.000%	2/15/19	992,000	1,067,790
Anthem Inc., Senior Notes	3.125%	5/15/22	2,040,000	2,080,341
Cardinal Health Inc., Senior Notes	2.616%	6/15/22	2,440,000	2,445,026
Cardinal Health Inc., Senior Notes	3.079%	6/15/24	3,180,000	3,192,516
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	400,000	362,323
Humana Inc., Senior Notes	3.150%	12/1/22	750,000	763,834

See Notes to Financial Statements.

28	Western Asset Core Bond Fund 2017 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care Providers & Services — continued
Humana Inc., Senior Notes	3.950%	3/15/27	$4,910,000	$5,127,071
Humana Inc., Senior Notes	4.625%	12/1/42	870,000	933,209
Humana Inc., Senior Notes	4.950%	10/1/44	1,240,000	1,397,975
Humana Inc., Senior Notes	4.800%	3/15/47	270,000	298,746
Medtronic Global Holdings S.C.A, Senior Notes	3.350%	4/1/27	4,530,000	4,623,798
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	1,610,000	1,695,710
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	1,140,000	1,201,957
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	650,000	824,400
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,760,000	2,252,258
Total Health Care Providers & Services				29,116,634
Pharmaceuticals — 0.3%
Actavis Funding SCS, Senior Notes	3.450%	3/15/22	2,090,000	2,156,658
Actavis Funding SCS, Senior Notes	3.800%	3/15/25	4,540,000	4,703,544
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	1,800,000	1,926,990
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	271,000	293,685
Eli Lilly & Co., Senior Notes	3.100%	5/15/27	2,710,000	2,740,035
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	3,050,000	3,118,299
Johnson & Johnson, Senior Notes	3.700%	3/1/46	3,790,000	3,903,749
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	2,250,000	2,245,064
Wyeth LLC, Notes	5.950%	4/1/37	1,510,000	1,955,705
Total Pharmaceuticals				23,043,729
Total Health Care				110,153,191
Industrials — 1.4%
Aerospace & Defense — 0.2%
Boeing Co., Notes	5.875%	2/15/40	500,000	657,248
Boeing Co., Senior Notes	6.000%	3/15/19	250,000	267,382
Boeing Co., Senior Notes	4.875%	2/15/20	4,440,000	4,781,112
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	7,029,000	7,296,531
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	614,000	671,752
Raytheon Co., Senior Notes	3.125%	10/15/20	1,280,000	1,326,797
United Technologies Corp., Senior Notes	5.400%	5/1/35	20,000	24,054
United Technologies Corp., Senior Notes	4.500%	6/1/42	1,760,000	1,926,276
Total Aerospace & Defense				16,951,152
Air Freight & Logistics — 0.1%
United Parcel Service Inc., Senior Notes	3.125%	1/15/21	4,250,000	4,415,690
Airlines — 0.0%
Air 2 U.S., Notes	8.027%	10/1/19	837,123	873,224	(a)
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.648%	9/15/17	11,576	11,684

See Notes to Financial Statements.

Western Asset Core Bond Fund 2017 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Airlines — continued
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.900%	1/2/18	$77,206	$78,665
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.820%	5/1/18	61,558	62,943
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.703%	6/15/21	400,700	432,756
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Bonds	6.821%	8/10/22	150,843	173,658
Northwest Airlines Corp., Pass-Through Certificates	7.575%	3/1/19	1,201,123	1,255,174
U.S. Airways, Pass-Through Certificates, Senior Secured Bonds	6.850%	1/30/18	741,590	760,130
Total Airlines				3,648,234
Commercial Services & Supplies — 0.1%
Cintas Corp., Senior Notes	2.900%	4/1/22	3,910,000	3,975,422
Cintas Corp., Senior Notes	3.700%	4/1/27	3,560,000	3,678,555
Waste Management Inc., Senior Notes	4.600%	3/1/21	940,000	1,015,266
Waste Management Inc., Senior Notes	3.500%	5/15/24	1,070,000	1,116,203
Waste Management Inc., Senior Notes	7.375%	5/15/29	340,000	449,093
Total Commercial Services & Supplies				10,234,539
Electrical Equipment — 0.2%
ABB Finance USA Inc., Senior Notes	4.375%	5/8/42	340,000	370,961
Eaton Corp., Senior Notes	1.500%	11/2/17	1,150,000	1,150,317
Eaton Corp., Senior Notes	2.750%	11/2/22	6,830,000	6,875,686
Eaton Corp., Senior Notes	4.150%	11/2/42	4,340,000	4,456,638
Total Electrical Equipment				12,853,602
Industrial Conglomerates — 0.5%
General Electric Co., Senior Notes	4.375%	9/16/20	1,063,000	1,141,514
General Electric Co., Senior Notes	4.625%	1/7/21	1,355,000	1,471,297
General Electric Co., Senior Notes	5.875%	1/14/38	770,000	998,422
General Electric Co., Senior Notes	6.875%	1/10/39	25,095,000	36,446,723
General Electric Co., Senior Notes	4.500%	3/11/44	2,894,000	3,222,863
General Electric Co., Subordinated Notes	5.300%	2/11/21	670,000	741,316
Total Industrial Conglomerates				44,022,135
Machinery — 0.0%
John Deere Capital Corp., Senior Notes	2.250%	4/17/19	1,530,000	1,545,196
John Deere Capital Corp., Senior Notes	1.700%	1/15/20	780,000	777,534
Total Machinery				2,322,730
Trading Companies & Distributors — 0.1%
Aviation Capital Group Corp., Senior Notes	6.750%	4/6/21	3,840,000	4,361,460	(a)

See Notes to Financial Statements.

30	Western Asset Core Bond Fund 2017 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Transportation — 0.2%
Mexico City Airport Trust, Senior Secured Bonds	5.500%	10/31/46	$19,910,000	$20,208,650	(a)
Total Industrials				119,018,192
Information Technology — 1.4%
Communications Equipment — 0.1%
Harris Corp., Senior Notes	4.854%	4/27/35	1,730,000	1,899,938
Harris Corp., Senior Notes	5.054%	4/27/45	2,100,000	2,366,057
Total Communications Equipment				4,265,995
IT Services — 0.2%
MasterCard Inc., Senior Notes	3.375%	4/1/24	3,100,000	3,236,084
Visa Inc., Senior Notes	2.200%	12/14/20	1,820,000	1,836,105
Visa Inc., Senior Notes	3.150%	12/14/25	7,830,000	7,958,115
Visa Inc., Senior Notes	4.300%	12/14/45	3,420,000	3,760,382
Total IT Services				16,790,686
Semiconductors & Semiconductor Equipment — 0.0%
Intel Corp., Senior Notes	3.700%	7/29/25	950,000	998,360
Intel Corp., Senior Notes	4.900%	7/29/45	1,230,000	1,432,538
Total Semiconductors & Semiconductor Equipment				2,430,898
Software — 0.6%
Microsoft Corp., Senior Bonds	2.400%	8/8/26	17,430,000	16,794,572
Microsoft Corp., Senior Notes	2.875%	2/6/24	8,800,000	8,950,981
Microsoft Corp., Senior Notes	2.700%	2/12/25	2,170,000	2,157,583
Microsoft Corp., Senior Notes	3.300%	2/6/27	10,250,000	10,570,927
Microsoft Corp., Senior Notes	3.450%	8/8/36	260,000	260,695
Microsoft Corp., Senior Notes	4.100%	2/6/37	50,000	53,965
Microsoft Corp., Senior Notes	3.700%	8/8/46	3,370,000	3,343,593
Microsoft Corp., Senior Notes	3.950%	8/8/56	1,200,000	1,203,731
Oracle Corp., Senior Notes	1.200%	10/15/17	4,460,000	4,457,957
Total Software				47,794,004
Technology Hardware, Storage & Peripherals — 0.5%
Apple Inc., Senior Notes	2.450%	8/4/26	12,160,000	11,641,619
Apple Inc., Senior Notes	3.850%	8/4/46	5,000,000	5,009,645
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	13,220,000	13,535,244	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	15,860,000	16,734,727	(a)
Total Technology Hardware, Storage & Peripherals				46,921,235
Total Information Technology				118,202,818

See Notes to Financial Statements.

Western Asset Core Bond Fund 2017 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Materials — 1.4%
Chemicals — 0.2%
Ecolab Inc., Senior Notes	4.350%	12/8/21	$750,000	$816,433
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	9,280,000	9,428,480	(a)
OCP SA, Senior Notes	4.500%	10/22/25	5,400,000	5,460,750	(a)
Potash Corp. of Saskatchewan Inc., Senior Notes	4.875%	3/30/20	690,000	732,026
Total Chemicals				16,437,689
Metals & Mining — 1.2%
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	6,047,000	6,550,630
Barrick North America Finance LLC, Senior Notes	4.400%	5/30/21	924,000	997,748
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	840,000	998,131
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	12,000,000	14,547,228
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	712,000	726,948
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	10,330,000	11,981,436
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	5,950,000	6,813,286	(a)(b)
Freeport-McMoRan Inc., Senior Notes	6.500%	11/15/20	514,000	530,063
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	4,780,000	4,696,350
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	687,000	728,646
Glencore Finance Canada Ltd., Senior Notes	2.700%	10/25/17	3,930,000	3,936,190	(a)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	5,720,000	5,932,755	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	3,800,000	3,904,226	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	3,770,000	3,716,688	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	11,020,000	11,017,873
Southern Copper Corp., Senior Notes	5.875%	4/23/45	5,970,000	6,414,039
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	7,464,000	8,042,460
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	6,150,000	6,626,625
Vale SA, Senior Notes	5.625%	9/11/42	1,500,000	1,432,500
Total Metals & Mining				99,593,822
Paper & Forest Products — 0.0%
Celulosa Arauco y Constitucion SA, Senior Notes	4.750%	1/11/22	2,220,000	2,315,751
Total Materials				118,347,262
Real Estate — 0.1%
Equity Real Estate Investment Trusts (REITs) — 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	4.750%	9/17/44	1,600,000	1,621,256	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	4,730,000	4,796,906	(a)
Total Real Estate				6,418,162

See Notes to Financial Statements.

32	Western Asset Core Bond Fund 2017 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Telecommunication Services — 1.2%
Diversified Telecommunication Services — 0.9%
AT&T Inc., Global Notes	5.800%	2/15/19	$3,000,000	$3,183,639
AT&T Inc., Senior Notes	4.450%	5/15/21	740,000	786,962
AT&T Inc., Senior Notes	4.250%	3/1/27	3,780,000	3,915,906
AT&T Inc., Senior Notes	4.350%	6/15/45	5,370,000	5,003,460
AT&T Inc., Senior Notes	4.500%	3/9/48	8,478,000	7,964,589
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	6,300,000	6,310,386	(a)
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	480,000	515,970
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	1,020,000	1,100,792
Telefonica Emisiones SAU, Senior Notes	5.213%	3/8/47	3,150,000	3,414,433
Verizon Communications Inc., Senior Bonds	5.250%	3/16/37	3,762,000	4,056,775
Verizon Communications Inc., Senior Bonds	5.500%	3/16/47	7,560,000	8,295,815
Verizon Communications Inc., Senior Notes	4.500%	9/15/20	670,000	716,256
Verizon Communications Inc., Senior Notes	2.450%	11/1/22	3,120,000	3,062,052
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	5,300,000	5,357,346
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	19,110,000	19,775,793
Total Diversified Telecommunication Services				73,460,174
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	2,910,000	2,951,463
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	3,350,000	3,603,228
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	5,062,000	5,171,203
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	13,470,000	13,621,538	(a)
Total Wireless Telecommunication Services				25,347,432
Total Telecommunication Services				98,807,606
Utilities — 0.8%
Electric Utilities — 0.7%
Berkshire Hathaway Energy Co., Senior Bonds	5.950%	5/15/37	300,000	380,681
Berkshire Hathaway Energy Co., Senior Bonds	6.500%	9/15/37	630,000	848,590
Duke Energy Corp., Senior Notes	3.550%	9/15/21	870,000	906,158
Duke Energy Corp., Senior Notes	3.750%	9/1/46	5,000,000	4,770,495
Exelon Corp., Bonds	5.625%	6/15/35	515,000	605,288
FirstEnergy Corp., Notes	7.375%	11/15/31	7,665,000	10,108,732
FirstEnergy Corp., Senior Notes	2.750%	3/15/18	1,270,000	1,278,289
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	4,270,000	4,496,899
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	7,520,000	7,559,284
Majapahit Holding BV, Senior Notes	7.750%	1/20/20	5,020,000	5,622,400	(i)
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	7,320,000	9,461,642

See Notes to Financial Statements.

Western Asset Core Bond Fund 2017 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Electric Utilities — continued
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	$260,000	$280,993
Pacific Gas & Electric Co., Senior Notes	5.800%	3/1/37	4,720,000	6,032,066
Progress Energy Inc., Senior Notes	3.150%	4/1/22	1,220,000	1,246,739
PT Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	4,404,000	4,426,020	(i)
Total Electric Utilities				58,024,276
Gas Utilities — 0.1%
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	4,850,000	6,575,892
Total Utilities				64,600,168
Total Corporate Bonds & Notes (Cost — $1,835,637,915)				1,860,848,162
Mortgage-Backed Securities — 22.4%
FHLMC — 7.0%
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.500%	4/1/19-3/1/44	20,399,242	22,193,612
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	7/1/20-11/1/41	7,843,884	8,575,517
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	4/1/24-3/1/39	1,156,699	1,307,974
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	10/1/25-7/1/47	144,205,808	152,232,783
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	2/1/29-11/1/39	659,119	747,862
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.500%	6/1/32-9/1/39	646,222	724,772
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	8/16/32-8/14/47	146,100,000	149,831,479	(j)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	8/1/33-3/1/45	21,191,732	21,944,888
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	4/1/35-4/1/38	2,875,366	3,175,733
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.000%	8/14/47	215,700,000	214,907,978	(j)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	8/14/47	12,800,000	13,437,146	(j)
Total FHLMC				589,079,744
FNMA — 10.6%
Federal National Mortgage Association (FNMA)	4.500%	7/1/18-2/1/45	41,558,317	44,932,918
Federal National Mortgage Association (FNMA)	4.000%	8/1/20-8/1/56	227,967,740	241,333,608
Federal National Mortgage Association (FNMA)	5.000%	8/1/20-6/1/41	9,056,077	9,837,431
Federal National Mortgage Association (FNMA)	6.000%	8/1/21-12/1/39	7,516,455	8,530,377
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	710,000	716,945
Federal National Mortgage Association (FNMA)	2.910%	6/1/25	12,871,438	13,186,480
Federal National Mortgage Association (FNMA)	7.500%	6/1/25-4/1/28	71,247	73,128
Federal National Mortgage Association (FNMA)	3.080%	1/1/27	8,340,000	8,499,372
Federal National Mortgage Association (FNMA)	7.000%	4/1/27-2/1/39	3,128,344	3,537,208
Federal National Mortgage Association (FNMA)	2.500%	1/1/28-10/1/42	3,895,601	3,895,572
Federal National Mortgage Association (FNMA)	6.500%	2/1/32-5/1/40	1,697,636	1,914,499
Federal National Mortgage Association (FNMA)	2.500%	8/16/32	77,400,000	77,592,571	(j)
Federal National Mortgage Association (FNMA)	3.000%	8/16/32-8/14/47	253,700,000	253,602,174	(j)
Federal National Mortgage Association (FNMA)	5.500%	9/1/35-11/1/38	4,115,495	4,594,180

See Notes to Financial Statements.

34	Western Asset Core Bond Fund 2017 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	2.690%	11/1/35	$760,070	$795,179	(b)
Federal National Mortgage Association (FNMA)	3.500%	8/1/42-1/1/46	55,215,447	56,900,508
Federal National Mortgage Association (FNMA)	3.000%	12/1/42-1/1/47	45,614,724	45,652,156
Federal National Mortgage Association (FNMA)	3.500%	8/14/47	63,900,000	65,370,722	(j)
Federal National Mortgage Association (FNMA)	5.000%	8/14/47	55,700,000	60,805,462	(j)
Total FNMA				901,770,490
GNMA — 4.8%
Government National Mortgage Association (GNMA)	7.500%	10/15/22-8/15/32	47,772	53,726
Government National Mortgage Association (GNMA)	6.500%	10/15/23-8/15/34	7,108,392	8,054,359
Government National Mortgage Association (GNMA)	7.000%	1/15/24-5/15/32	53,357	55,806
Government National Mortgage Association (GNMA)	6.000%	3/15/26-6/15/35	3,223,207	3,662,951
Government National Mortgage Association (GNMA)	5.500%	2/15/35-6/15/36	299,880	337,835
Government National Mortgage Association (GNMA)	5.000%	1/15/40	78,940	86,525
Government National Mortgage Association (GNMA)	3.500%	7/20/47	900,000	932,309	(j)
Government National Mortgage Association (GNMA) II	6.000%	9/20/36-2/20/42	4,625,282	5,190,223
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	919,055	1,076,395
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-3/20/41	5,498,536	5,913,026
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-11/20/40	1,003,294	1,102,678
Government National Mortgage Association (GNMA) II	3.500%	3/20/47	13,482,247	13,983,576
Government National Mortgage Association (GNMA) II	3.000%	8/21/47	247,300,000	249,603,847	(j)
Government National Mortgage Association (GNMA) II	3.500%	8/21/47	113,500,000	117,392,710	(j)
Total GNMA				407,445,966
Total Mortgage-Backed Securities (Cost — $1,898,576,401)				1,898,296,200
Municipal Bonds — 0.1%
Illinois — 0.1%
Chicago, IL, GO, Taxable Project	6.314%	1/1/44	5,380,000	4,997,912

See Notes to Financial Statements.

Western Asset Core Bond Fund 2017 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Ohio — 0.0%
American Municipal Power-Ohio Inc., OH, Revenue, Taxable-combined Hydroelectric Project Build America Bonds	7.834%	2/15/41	$150,000	$221,343
Total Municipal Bonds (Cost — $5,593,050)				5,219,255
Sovereign Bonds — 2.1%
Brazil — 0.1%
Federative Republic of Brazil, Senior Bonds	5.000%	1/27/45	6,890,000	6,063,200
Colombia — 0.3%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	17,270,000	18,962,460
Republic of Colombia, Senior Bonds	5.000%	6/15/45	1,640,000	1,658,040
Total Colombia				20,620,500
Indonesia — 0.2%
Republic of Indonesia, Notes	3.750%	4/25/22	5,726,000	5,892,592	(i)
Republic of Indonesia, Notes	3.750%	4/25/22	280,000	288,146	(a)
Republic of Indonesia, Senior Bonds	5.875%	3/13/20	290,000	317,356	(i)
Republic of Indonesia, Senior Notes	4.875%	5/5/21	1,190,000	1,281,045	(i)
Republic of Indonesia, Senior Notes	5.375%	10/17/23	340,000	378,425	(i)
Republic of Indonesia, Senior Notes	5.875%	1/15/24	911,000	1,041,894	(a)
Republic of Indonesia, Senior Notes	4.625%	4/15/43	3,420,000	3,458,906	(i)
Republic of Indonesia, Senior Notes	5.125%	1/15/45	3,020,000	3,240,644	(i)
Total Indonesia				15,899,008
Kuwait — 0.1%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	10,890,000	11,145,098	(a)
Mexico — 0.8%
United Mexican States, Medium-Term Notes	6.050%	1/11/40	112,000	132,446
United Mexican States, Senior Notes	4.000%	10/2/23	164,000	171,938
United Mexican States, Senior Notes	3.600%	1/30/25	10,660,000	10,818,301
United Mexican States, Senior Notes	4.750%	3/8/44	31,260,000	31,369,410
United Mexican States, Senior Notes	5.550%	1/21/45	11,510,000	12,934,362
United Mexican States, Senior Notes	4.600%	1/23/46	14,900,000	14,599,765
Total Mexico				70,026,222
Peru — 0.2%
Republic of Peru, Senior Bonds	6.550%	3/14/37	1,070,000	1,411,865
Republic of Peru, Senior Bonds	5.625%	11/18/50	12,250,000	14,871,500
Total Peru				16,283,365
Poland — 0.4%
Republic of Poland, Senior Notes	5.000%	3/23/22	6,990,000	7,771,132
Republic of Poland, Senior Notes	4.000%	1/22/24	27,020,000	28,941,987
Total Poland				36,713,119
Total Sovereign Bonds (Cost — $173,086,296)				176,750,512

See Notes to Financial Statements.

36	Western Asset Core Bond Fund 2017 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Inflation Protected Securities — 3.0%
U.S. Treasury Bonds, Inflation Indexed	2.375%	1/15/25	$1,465,723	$1,670,687
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	3,293,616	4,121,427
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	13,763,676	13,120,541
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	4,196,360	4,572,039
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	24,441,582	22,963,722
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	24,868,549	24,872,478
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	8,497,979	8,255,965
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/21	112,528,019	112,397,261
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/22	29,436,941	29,311,274
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/26	30,631,201	29,565,725
Total U.S. Treasury Inflation Protected Securities (Cost — $250,168,411)				250,851,119

	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%
Exchange-Traded Purchased Options — 0.0%
U.S. Treasury 5-Year Notes Futures, Call @ $118.50	7/21/17	350	350,000	24,610
U.S. Treasury 5-Year Notes Futures, Call @ $118.75	8/25/17	375	375,000	52,734
U.S. Treasury 10-Year Notes Futures, Call @ $126.50	7/21/17	295	295,000	46,094
U.S. Treasury 10-Year Notes Futures, Call @ $127.00	7/21/17	716	716,000	55,937
U.S. Treasury 10-Year Notes Futures, Call @ $127.50	7/21/17	118	118,000	5,531
U.S. Treasury 10-Year Notes Futures, Put @ $126.00	7/21/17	933	933,000	714,328
U.S. Treasury 10-Year Notes Futures, Call @ $125.75	7/21/17	290	290,000	117,812
U.S. Treasury 10-Year Notes Futures, Call @ $126.00	7/21/17	296	296,000	87,875
U.S. Treasury 10-Year Notes Futures, Put @ $126.50	7/21/17	169	169,000	190,125
U.S. Treasury Long-Term Bonds Futures, Call @ $155.00	7/21/17	84	84,000	53,813
U.S. Treasury Long-Term Bonds Futures, Call @ $155.50	7/21/17	82	82,000	39,719
U.S. Treasury Long-Term Bonds Futures, Call @ $156.00	7/21/17	133	133,000	49,875
U.S. Treasury Long-Term Bonds Futures, Put @ $154.00	7/21/17	42	42,000	57,094
U.S. Treasury Long-Term Bonds Futures, Put @ $156.50	7/21/17	165	165,000	510,469
Total Purchased Options (Cost — $2,061,094)				2,006,016
Total Investments before Short-Term Investments (Cost — $8,425,750,795)				8,457,942,981

See Notes to Financial Statements.

Western Asset Core Bond Fund 2017 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Core Bond Fund

Security	Rate	Shares	Value
Short-Term Investments — 12.8%
Western Asset Government Cash Management Portfolio LLC (Cost — $1,086,500,000)	0.990%	1,086,500,000	$1,086,500,000	(k)
Total Investments — 112.7% (Cost — $9,512,250,795#)			9,544,442,981
Liabilities in Excess of Other Assets — (12.7)%			(1,075,098,347)
Total Net Assets — 100.0%			$8,469,344,634

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is purchased on a when-issued basis.

(d)	Security is valued using significant unobservable inputs (See Note 1).

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Value is less than $1.

(h)	The coupon payment on these securities is currently in default as of June 30, 2017.

(i)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(j)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2017, the Fund held TBA securities with a total cost of $1,206,938,305 (See Note 1).

(k)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At June 30, 2017, the total market value of investments in Affiliated Companies was $1,086,500,000 and the cost was $1,086,500,000 (See Note 9).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Financial Statements.

38	Western Asset Core Bond Fund 2017 Semi-Annual Report

Western Asset Core Bond Fund

Schedule of Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 5-Year Notes Futures, Call	7/21/17	$118.75	341	341,000	$13,320
U.S. Treasury 5-Year Notes Futures, Call	7/21/17	118.25	87	87,000	10,875
U.S. Treasury 5-Year Notes Futures, Call	8/25/17	119.75	87	87,000	2,719
U.S. Treasury 5-Year Notes Futures, Put	7/21/17	118.00	436	436,000	166,906
U.S. Treasury 10-Year Notes Futures, Call	8/25/17	126.50	245	245,000	103,359
U.S. Treasury 10-Year Notes Futures, Call	8/25/17	127.00	335	335,000	99,453
U.S. Treasury 10-Year Notes Futures, Call	8/25/17	128.00	167	167,000	23,484
U.S. Treasury 10-Year Notes Futures, Call	8/25/17	129.00	6	6,000	375
U.S. Treasury 10-Year Notes Futures, Put	7/21/17	125.50	210	210,000	105,000
U.S. Treasury 10-Year Notes Futures, Put	7/21/17	124.00	502	502,000	62,750
U.S. Treasury Long-Term Bonds Futures, Call	7/21/17	157.00	417	417,000	91,219
U.S. Treasury Long-Term Bonds Futures, Call	7/21/17	159.00	166	166,000	15,563
U.S. Treasury Long-Term Bonds Futures, Call	7/21/17	158.00	83	83,000	11,672
U.S. Treasury Long-Term Bonds Futures, Call	7/21/17	160.00	66	66,000	4,125
U.S. Treasury Long-Term Bonds Futures, Call	8/25/17	157.00	867	867,000	596,063
U.S. Treasury Long-Term Bonds Futures, Call	8/25/17	158.00	41	41,000	19,859
U.S. Treasury Long-Term Bonds Futures, Put	7/21/17	155.00	272	272,000	531,250
U.S. Treasury Long-Term Bonds Futures, Put	7/21/17	155.50	83	83,000	190,641
U.S. Treasury Long-Term Bonds Futures, Put	7/21/17	152.00	184	184,000	115,000
U.S. Treasury Long-Term Bonds Futures, Put	8/25/17	151.00	126	126,000	122,063
Total Exchange-Traded Written Options (Premiums received — $2,414,087)					$2,285,696

At June 30, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	333	3/18	$81,815,020	$81,951,300	$136,280
90-Day Eurodollar	3,934	12/18	963,610,973	965,797,000	2,186,027
U.S. Treasury 2-Year Notes	2,640	9/17	571,173,044	570,528,753	(644,291)
U.S. Treasury 5-Year Notes	21,979	9/17	2,597,515,682	2,589,916,081	(7,599,601)
U.S. Treasury 10-Year Notes	2,557	9/17	322,208,138	320,983,406	(1,224,732)
					(7,146,317)
Contracts to Sell:
90-Day Eurodollar	2,929	9/17	722,349,993	722,328,013	21,980
90-Day Eurodollar	5,567	12/17	1,371,841,445	1,371,221,688	619,757
90-Day Eurodollar	696	6/18	171,237,639	171,155,099	82,540
90-Day Eurodollar	676	9/18	165,926,228	166,110,100	(183,872)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2017 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

June 30, 2017

Western Asset Core Bond Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell: continued
90-Day Eurodollar	2,903	12/19	$708,171,178	$710,908,413	$(2,737,235)
U.S. Treasury Long-Term Bonds	2,861	9/17	442,603,986	439,699,937	2,904,049
U.S. Treasury Ultra 10-Year Notes	1,591	9/17	214,531,367	214,486,687	44,680
U.S. Treasury Ultra Long-Term Bonds	472	9/17	77,599,767	78,293,000	(693,233)
					58,666
Net unrealized depreciation on open futures contracts					$(7,087,651)

At June 30, 2017, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$128,870,000	3/29/19	3-Month LIBOR quarterly	1.597% semi-annually	—	$53,008
	162,570,000	10/17/19	3-Month LIBOR quarterly	1.138% semi-annually	—	(1,881,957)
	214,280,000	6/14/20	3-Month LIBOR quarterly	1.671% semi-annually	$(60,797)	(338,340)
	91,800,000	6/13/21	3-Month LIBOR quarterly	1.185% semi-annually	—	(2,332,005)
	21,850,000	3/31/22	3-Month LIBOR quarterly	2.054% semi-annually	—	120,121
	160,000,000	8/31/22	1.897% semi-annually	3-Month LIBOR quarterly	—	551,400
	350,796,000	11/30/22	1.900% semi-annually	3-Month LIBOR quarterly	—	1,682,649
	362,624,000	5/15/23	1.267% semi-annually	3-Month LIBOR quarterly	4,753,351	10,708,864
	25,300,000	10/7/23	4.860% semi-annually	3-Month LIBOR quarterly	(954,623)	(3,240,543)
	91,560,000	6/13/26	1.580% semi-annually	3-Month LIBOR quarterly	11,614	4,967,344
	100,800,000	11/15/43	2.474% semi-annually	3-Month LIBOR quarterly	(394,719)	2,389,933
Total	$1,710,450,000				$3,354,826	$12,680,474

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2017[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Barclays Capital Inc. (Metlife Inc., 4.750% due 2/8/21)	$2,210,000	6/20/21	0.41%	1.000% quarterly	$49,950	$15,207	$34,743
JPMorgan Chase & Co. (Berkshire Hathaway Inc., 1.550%, due 2/9/18)	7,100,000	3/20/24	0.79%	1.000% quarterly	113,688	(102,053)	215,741
Total	$9,310,000				$163,638	$(86,846)	$250,484

See Notes to Financial Statements.

40	Western Asset Core Bond Fund 2017 Semi-Annual Report

Western Asset Core Bond Fund

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[4]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Banc of America Securities LLC (PrimeX.FRM.1)	$1,494,697	7/25/36	4.420% monthly	$148,532	$103,298	$45,234	(d),(e)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[4]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.23 Index	$50,870,000	12/20/19	1.000% quarterly	$852,692	$374,133	$478,559
Markit CDX.NA.IG.27 Index	50,000,000	12/20/21	1.000% quarterly	1,029,877	784,737	245,140
Markit CDX.NA.IG.28 Index	756,940,000	6/20/22	1.000% quarterly	14,056,217	13,781,194	275,023
Total	$857,810,000			$15,938,786	$14,940,064	$998,722

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

(d)	Security is valued using unobservable inputs (See Note 1).

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

See Notes to Financial Statements.

Western Asset Core Bond Fund 2017 Semi-Annual Report	41

Statement of assets and liabilities (unaudited)

June 30, 2017

Assets:
Investments in unaffiliated securities, at value (Cost — $8,425,750,795)	$8,457,942,981
Investments in affiliated securities, at value (Cost — $1,086,500,000)	1,086,500,000
Cash	20,928,842
Receivable for securities sold	1,348,950,614
Interest receivable	41,968,590
Deposits with brokers for centrally cleared swap contracts	20,394,810
Receivable for Fund shares sold	17,166,695
Deposits with brokers for open futures contracts	9,444,515
Receivable from broker — variation margin on centrally cleared swaps	2,506,034
Deposits with brokers for written options	582,554
Deposits with brokers for purchased options	511,272
Deposits with brokers for TBA securities	510,000
OTC swaps, at value (premiums paid — $16,452)	312,170
Principal paydown receivable	13,923
Receivable for open OTC swap contracts	9,756
Prepaid expenses	306,027
Other assets	32,368
Total Assets	11,008,081,151

Liabilities:
Payable for securities purchased	2,520,245,071
Payable for Fund shares repurchased	9,278,682
Investment management fee payable	2,391,316
Written options, at value (premiums received — $2,414,087)	2,285,696
Payable to broker — variation margin on open futures contracts	1,935,997
Distributions payable	974,568
Service and/or distribution fees payable	195,797
Directors’ fees payable	35,705
Accrued expenses	1,393,685
Total Liabilities	2,538,736,517
Total Net Assets	$8,469,344,634

Net Assets:
Par value (Note 7)	$674,061
Paid-in capital in excess of par value	8,694,543,051
Undistributed net investment income	1,666,677
Accumulated net realized loss on investments, futures contracts, written options and swap contracts	(266,716,114)
Net unrealized appreciation on investments, futures contracts, written options and swap contracts	39,176,959
Total Net Assets	$8,469,344,634

See Notes to Financial Statements.

42	Western Asset Core Bond Fund 2017 Semi-Annual Report

Net Assets:
Class A	$440,710,696
Class C	$53,512,087
Class C1	$15,897,825
Class FI	$236,376,838
Class R	$27,878,046
Class I	$5,021,854,273
Class IS	$2,673,114,869

Shares Outstanding:
Class A	35,092,975
Class C	4,259,199
Class C1	1,265,059
Class FI	18,810,979
Class R	2,217,769
Class I	399,869,490
Class IS	212,545,096

Net Asset Value:
Class A (and redemption price)	$12.56
Class C*	$12.56
Class C1*	$12.57
Class FI (and redemption price)	$12.57
Class R (and redemption price)	$12.57
Class I (and redemption price)	$12.56
Class IS (and redemption price)	$12.58
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$13.12

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Western Asset Core Bond Fund 2017 Semi-Annual Report	43

Statement of operations (unaudited)

For the Six Months Ended June 30, 2017

Investment Income:
Interest from unaffiliated investments	$107,189,083
Interest from affiliated investments	889,115
Total Investment Income	108,078,198

Expenses:
Investment management fee (Note 2)	15,989,629
Transfer agent fees (Note 5)	3,204,345
Service and/or distribution fees (Notes 2 and 5)	1,159,858
Registration fees	459,343
Fund accounting fees	244,944
Directors’ fees	108,899
Legal fees	89,141
Insurance	36,246
Commitment fees (Note 8)	36,071
Audit and tax fees	35,796
Shareholder reports	35,515
Custody fees	12,300
Interest expense	4,037
Fees recaptured by investment manager (Note 2)	117
Miscellaneous expenses	46,831
Total Expenses	21,463,072
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(2,373,270)
Net Expenses	19,089,802
Net Investment Income	88,988,396

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities and investments in other assets	(25,285,341)
Futures contracts	1,012,523
Written options	21,528,107
Swap contracts	(2,490,763)
Net Realized Loss	(5,235,474)
Change in Net Unrealized Appreciation (Depreciation) From:
Unaffiliated investments and investments in other assets	160,792,281
Futures contracts	(4,866,775)
Written options	1,124,549
Swap contracts	(2,011,756)
Change in Net Unrealized Appreciation (Depreciation)	155,038,299
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	149,802,825
Increase in Net Assets From Operations	$238,791,221

See Notes to Financial Statements.

44	Western Asset Core Bond Fund 2017 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2017 (unaudited) and the Year Ended December 31, 2016	2017	2016

Operations:
Net investment income	$88,988,396	$140,349,069
Net realized gain (loss)	(5,235,474)	71,456,145
Change in net unrealized appreciation (depreciation)	155,038,299	(42,070,735)
Increase in Net Assets From Operations	238,791,221	169,734,479

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(90,284,378)	(143,923,734)
Decrease in Net Assets From Distributions to Shareholders	(90,284,378)	(143,923,734)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	2,005,091,914	4,133,895,845
Reinvestment of distributions	84,512,651	127,458,486
Cost of shares repurchased	(1,182,724,105)	(1,604,442,061)
Increase in Net Assets From Fund Share Transactions	906,880,460	2,656,912,270
Increase in Net Assets	1,055,387,303	2,682,723,015

Net Assets:
Beginning of period	7,413,957,331	4,731,234,316
End of period*	$8,469,344,634	$7,413,957,331
*Includes undistributed net investment income of:	$1,666,677	$2,962,659

See Notes to Financial Statements.

Western Asset Core Bond Fund 2017 Semi-Annual Report	45

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2017[2]	2016	2015	2014	2013	2012[3]

Net asset value, beginning of period	$12.32	$12.13	$12.31	$11.81	$12.37	$12.08

Income (loss) from operations:
Net investment income	0.12	0.25	0.26	0.31	0.26	0.17
Net realized and unrealized gain (loss)	0.24	0.20	(0.17)	0.51	(0.53)	0.31
Total income (loss) from operations	0.36	0.45	0.09	0.82	(0.27)	0.48

Less distributions from:
Net investment income	(0.12)	(0.26)	(0.27)	(0.32)	(0.29)	(0.19)
Total distributions	(0.12)	(0.26)	(0.27)	(0.32)	(0.29)	(0.19)

Net asset value, end of period	$12.56	$12.32	$12.13	$12.31	$11.81	$12.37
Total return[4]	2.93%[5]	3.72%	0.75%	7.02%	(2.23)%	3.96%

Net assets, end of period (000s)	$440,711	$421,772	$329,325	$164,153	$194,314	$263,926

Ratios to average net assets:
Gross expenses	0.84%[6,7]	0.85%[7]	0.91%	0.82%	0.87%	0.84%[6]
Net expenses[8]	0.82 [6,7,9]	0.83 [7,9]	0.90 [9]	0.82	0.87	0.84 [6]
Net investment income	1.92 [6]	2.03	2.14	2.50	2.13	2.06 [6]

Portfolio turnover rate[10]	41%	81%	85%	93%	147%	149%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017.

[3]	For the period April 30, 2012 (inception date) to December 31, 2012.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

Effective June 1, 2017, the Fund changed its security pricing methodology to use the mean value of the bid and ask prices (of underlying fund holdings) to calculate the NAV. The Fund had a one-time increase to the NAV, which was due to this change in pricing methodology.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.82%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Directors’ consent. Prior to May 1, 2016, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class A shares did not exceed 0.90%.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 158% for the six months ended June 30, 2017, 204%, 237%, 318%, 345% and 418% for the years ended December 31, 2016, 2015, 2014, 2013 and for the period ended December 31, 2012, respectively.

See Notes to Financial Statements.

46	Western Asset Core Bond Fund 2017 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2017[2]	2016	2015	2014	2013	2012[3]

Net asset value, beginning of period	$12.33	$12.14	$12.32	$11.81	$12.37	$12.08

Income (loss) from operations:
Net investment income	0.07	0.16	0.18	0.20	0.17	0.11
Net realized and unrealized gain (loss)	0.24	0.21	(0.17)	0.54	(0.53)	0.30
Total income (loss) from operations	0.31	0.37	0.01	0.74	(0.36)	0.41

Less distributions from:
Net investment income	(0.08)	(0.18)	(0.19)	(0.23)	(0.20)	(0.12)
Total distributions	(0.08)	(0.18)	(0.19)	(0.23)	(0.20)	(0.12)

Net asset value, end of period	$12.56	$12.33	$12.14	$12.32	$11.81	$12.37
Total return[4]	2.49%[5]	3.01%	0.09%	6.26%	(2.94)%	3.43%

Net assets, end of period (000s)	$53,512	$56,994	$25,344	$11,177	$3,016	$1,897

Ratios to average net assets:
Gross expenses	1.53%[6]	1.52%	1.56%[7]	1.69%[7]	1.73%	1.47%[6]
Net expenses[8]	1.53 [6]	1.52	1.56 [7]	1.65 [7,9]	1.60 [9]	1.47 [6]
Net investment income	1.20 [6]	1.31	1.50	1.68	1.42	1.35 [6]

Portfolio turnover rate[10]	41%	81%	85%	93%	147%	149%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]	For the period April 30, 2012 (inception date) to December 31, 2012.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

Effective June 1, 2017, the Fund changed its security pricing methodology to use the mean value of the bid and ask prices (of underlying fund holdings) to calculate the NAV. The Fund had a one-time increase to the NAV, which was due to this change in pricing methodology.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Directors’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 158% for the six months ended June 30, 2017, 204%, 237%, 318%, 345% and 418% for the years ended December 31, 2016, 2015, 2014, 2013 and for the period ended December 31, 2012, respectively.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2017 Semi-Annual Report	47

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2017[2]	2016	2015	2014	2013	2012[3]

Net asset value, beginning of period	$12.33	$12.14	$12.32	$11.82	$12.37	$12.40

Income (loss) from operations:
Net investment income	0.09	0.21	0.22	0.25	0.21	0.05
Net realized and unrealized gain (loss)	0.24	0.19	(0.16)	0.52	(0.52)	(0.03)
Total income (loss) from operations	0.33	0.40	0.06	0.77	(0.31)	0.02

Less distributions from:
Net investment income	(0.09)	(0.21)	(0.24)	(0.27)	(0.24)	(0.05)
Total distributions	(0.09)	(0.21)	(0.24)	(0.27)	(0.24)	(0.05)

Net asset value, end of period	$12.57	$12.33	$12.14	$12.32	$11.82	$12.37
Total return[4]	2.72%[5]	3.31%	0.44%	6.56%	(2.53)%	0.17%

Net assets, end of period (000s)	$15,898	$17,523	$20,219	$22,621	$27,827	$41,417

Ratios to average net assets:
Gross expenses	1.24%[6]	1.23%	1.22%	1.28%	1.27%	1.28%[6]
Net expenses[7]	1.24 [6,8]	1.23	1.22	1.28	1.27	1.28 [6]
Net investment income	1.49 [6]	1.65	1.82	2.09	1.72	1.63 [6]

Portfolio turnover rate[9]	41%	81%	85%	93%	147%	149%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]	For the period October 3, 2012 (inception date) to December 31, 2012.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

Effective June 1, 2017, the Fund changed its security pricing methodology to use the mean value of the bid and ask prices (of underlying fund holdings) to calculate the NAV. The Fund had a one-time increase to the NAV, which was due to this change in pricing methodology.

[6]	Annualized.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.42%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Directors’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 158% for the six months ended June 30, 2017, 204%, 237%, 318%, 345% and 418% for the years ended December 31, 2016, 2015, 2014, 2013 and for the period ended December 31, 2012, respectively.

See Notes to Financial Statements.

48	Western Asset Core Bond Fund 2017 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2017[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$12.33	$12.14	$12.32	$11.82	$12.37	$11.87

Income (loss) from operations:
Net investment income	0.12	0.26	0.27	0.32	0.27	0.28
Net realized and unrealized gain (loss)	0.24	0.20	(0.16)	0.51	(0.52)	0.52
Total income (loss) from operations	0.36	0.46	0.11	0.83	(0.25)	0.80

Less distributions from:
Net investment income	(0.12)	(0.27)	(0.29)	(0.33)	(0.30)	(0.30)
Total distributions	(0.12)	(0.27)	(0.29)	(0.33)	(0.30)	(0.30)

Net asset value, end of period	$12.57	$12.33	$12.14	$12.32	$11.82	$12.37
Total return[3]	2.94%[4]	3.74%	0.84%	7.10%	(2.06)%	6.82%

Net assets, end of period (000s)	$236,377	$176,955	$231,684	$213,225	$913,908	$942,713

Ratios to average net assets:
Gross expenses	0.81%[5]	0.81%[6]	0.82%[6]	0.81%[6]	0.83%[6]	0.75%[6]
Net expenses[7]	0.81 [5,8]	0.81 [6]	0.82 [6]	0.80 [6,8]	0.78 [6,8]	0.75 [6,8]
Net investment income	1.93 [5]	2.08	2.22	2.61	2.24	2.29

Portfolio turnover rate[9]	41%	81%	85%	93%	147%	149%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]

Effective June 1, 2017, the Fund changed its security pricing methodology to use the mean value of the bid and ask prices (of underlying fund holdings) to calculate the NAV. The Fund had a one-time increase to the NAV, which was due to this change in pricing methodology.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Directors’ consent. Prior to May 1, 2014, the manager voluntarily waived fees and/or reimbursed operating expenses so that total annual fund operating expenses did not exceed 0.79%. Prior to May 1, 2013, the manager voluntarily waived fees and/or reimbursed operating expenses so that total annual fund operating expenses did not exceed 0.77%. Prior to May 1, 2012, as the result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class FI shares did not exceed 0.75%. These expense limitations did not include interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 158% for the six months ended June 30, 2017, 204%, 237%, 318%, 345% and 418% for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2017 Semi-Annual Report	49

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2017[2]	2016	2015	2014	2013	2012[3]

Net asset value, beginning of period	$12.33	$12.14	$12.32	$11.82	$12.37	$12.08

Income (loss) from operations:
Net investment income	0.10	0.21	0.24	0.27	0.22	0.14
Net realized and unrealized gain (loss)	0.24	0.20	(0.18)	0.52	(0.52)	0.31
Total income (loss) from operations	0.34	0.41	0.06	0.79	(0.30)	0.45

Less distributions from:
Net investment income	(0.10)	(0.22)	(0.24)	(0.29)	(0.25)	(0.16)
Total distributions	(0.10)	(0.22)	(0.24)	(0.29)	(0.25)	(0.16)

Net asset value, end of period	$12.57	$12.33	$12.14	$12.32	$11.82	$12.37
Total return[4]	2.79%[5]	3.41%	0.51%	6.70%	(2.42)%	3.73%

Net assets, end of period (000s)	$27,878	$20,357	$6,790	$2,703	$963	$1,511

Ratios to average net assets:
Gross expenses	1.10%[6]	1.14%[7]	1.18%[7]	1.34%[7]	1.27%[7]	1.40%[6]
Net expenses[8]	1.10 [6]	1.14 [7]	1.15 [7,9]	1.15 [7,9]	1.15 [7,9]	1.15 [6,9]
Net investment income	1.64 [6]	1.69	1.92	2.22	1.84	1.72 [6]

Portfolio turnover rate[10]	41%	81%	85%	93%	147%	149%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]	For the period April 30, 2012 (inception date) to December 31, 2012.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

Effective June 1, 2017, the Fund changed its security pricing methodology to use the mean value of the bid and ask prices (of underlying fund holdings) to calculate the NAV. The Fund had a one-time increase to the NAV, which was due to this change in pricing methodology.

[6]	Annualized.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Directors’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 158% for the six months ended June 30, 2017, 204%, 237%, 318%, 345% and 418% for the years ended December 31, 2016, 2015, 2014, 2013 and for the period ended December 31, 2012, respectively.

See Notes to Financial Statements.

50	Western Asset Core Bond Fund 2017 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2017[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$12.32	$12.13	$12.31	$11.81	$12.37	$11.86

Income (loss) from operations:
Net investment income	0.14	0.30	0.32	0.35	0.30	0.31
Net realized and unrealized gain (loss)	0.24	0.20	(0.17)	0.51	(0.53)	0.53
Total income (loss) from operations	0.38	0.50	0.15	0.86	(0.23)	0.84

Less distributions from:
Net investment income	(0.14)	(0.31)	(0.33)	(0.36)	(0.33)	(0.33)
Total distributions	(0.14)	(0.31)	(0.33)	(0.36)	(0.33)	(0.33)

Net asset value, end of period	$12.56	$12.32	$12.13	$12.31	$11.81	$12.37
Total return[3]	3.12%[4]	4.12%	1.21%	7.38%	(1.86)%	7.15%

Net assets, end of period (000s)	$5,021,854	$4,723,260	$2,383,683	$1,746,415	$570,450	$938,146

Ratios to average net assets:
Gross expenses	0.55%[5]	0.54%	0.54%	0.52%	0.49%	0.52%
Net expenses	0.45 [5,6,7]	0.45 [6,7]	0.45 [6,7]	0.51 [6,7]	0.49	0.52
Net investment income	2.28 [5]	2.40	2.61	2.86	2.48	2.57

Portfolio turnover rate[8]	41%	81%	85%	93%	147%	149%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]

Effective June 1, 2017, the Fund changed its security pricing methodology to use the mean value of the bid and ask prices (of underlying fund holdings) to calculate the NAV. The Fund had a one-time increase to the NAV, which was due to this change in pricing methodology.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective November 7, 2014, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2018 without the Board of Directors’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 158% for the six months ended June 30, 2017, 204%, 237%, 318%, 345% and 418% for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2017 Semi-Annual Report	51

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2017[2]	2016	2015	2014	2013	2012

Net asset value, beginning of period	$12.34	$12.15	$12.33	$11.82	$12.38	$11.87

Income (loss) from operations:
Net investment income	0.14	0.31	0.32	0.36	0.31	0.31
Net realized and unrealized gain (loss)	0.24	0.19	(0.17)	0.52	(0.53)	0.54
Total income (loss) from operations	0.38	0.50	0.15	0.88	(0.22)	0.85

Less distributions from:
Net investment income	(0.14)	(0.31)	(0.33)	(0.37)	(0.34)	(0.34)
Total distributions	(0.14)	(0.31)	(0.33)	(0.37)	(0.34)	(0.34)

Net asset value, end of period	$12.58	$12.34	$12.15	$12.33	$11.82	$12.38
Total return[3]	3.13%[4]	4.14%	1.22%	7.53%	(1.81)%	7.23%

Net assets, end of period (000s)	$2,673,115	$1,997,097	$1,734,190	$1,317,622	$1,128,974	$1,217,902

Ratios to average net assets:
Gross expenses	0.43%[5]	0.43%	0.44%[6]	0.45%[6]	0.45%[6]	0.45%
Net expenses[7]	0.43 [5,8]	0.43	0.44 [6]	0.45 [6,8]	0.44 [6,8]	0.45 [8]
Net investment income	2.31 [5]	2.44	2.61	2.92	2.57	2.51

Portfolio turnover rate[9]	41%	81%	85%	93%	147%	149%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2017 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]

Effective June 1, 2017, the Fund changed its security pricing methodology to use the mean value of the bid and ask prices (of underlying fund holdings) to calculate the NAV. The Fund had a one-time increase to the NAV, which was due to this change in pricing methodology.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.42%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Directors’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Prior to May 1, 2012, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class IS shares did not exceed 0.50%.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 158% for the six months ended June 30, 2017, 204%, 237%, 318%, 345% and 418% for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively.

See Notes to Financial Statements.

52	Western Asset Core Bond Fund 2017 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Western Asset Core Bond Fund 2017 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

Effective June 1, 2017, the Fund changed its security pricing methodology to now use the mean value of the bid and ask prices (of underlying fund holdings) to calculate the NAV. The Fund had a one-time increase to the NAV, which was due to this change in pricing methodology.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

54	Western Asset Core Bond Fund 2017 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
U.S. government & agency obligations	—	$2,708,313,866	—		$2,708,313,866
Asset-backed securities	—	529,258,041	$5,009,176		534,267,217
Collateralized mortgage obligations	—	966,701,848	54,688,786		1,021,390,634
Corporate bonds & notes:
Financials	—	656,419,734	0	*	656,419,734
Other corporate bonds & notes	—	1,204,428,428	—		1,204,428,428
Mortgage-backed securities	—	1,898,296,200	—		1,898,296,200
Municipal bonds	—	5,219,255	—		5,219,255
Sovereign bonds	—	176,750,512	—		176,750,512
U.S. treasury inflation protected securities	—	250,851,119	—		250,851,119
Purchased options	$2,006,016	—	—		2,006,016
Total long-term investments	2,006,016	8,396,239,003	59,697,962		8,457,942,981
Short-term investments†	—	1,086,500,000	—		1,086,500,000
Total investments	$2,006,016	$9,482,739,003	$59,697,962		$9,544,442,981
Other financial instruments:
Futures contracts	5,995,313	—	—		5,995,313
Centrally cleared interest rate swaps	—	20,473,319	—		20,473,319
OTC credit default swaps on corporate issues — sell protection‡	—	163,638	—		163,638
OTC credit default swaps on credit indices — sell protection‡	—	—	148,532		148,532
Centrally cleared credit default swaps on credit indices — sell protection	—	998,722	—		998,722
Total other financial instruments	$5,995,313	$21,635,679	$148,532		$27,779,524
Other assets	—	—	30,881		30,881
Total	$8,001,329	$9,504,374,682	$59,877,375		$9,572,253,386

Western Asset Core Bond Fund 2017 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options	$2,285,696	—	—	$2,285,696
Futures contracts	13,082,964	—	—	13,082,964
Centrally cleared interest rate swaps	—	$7,792,845	—	7,792,845
Total	$15,368,660	$7,792,845	—	$23,161,505

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or

56	Western Asset Core Bond Fund 2017 Semi-Annual Report

loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(e) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(f) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(f) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an

Western Asset Core Bond Fund 2017 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(h) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(i) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

58	Western Asset Core Bond Fund 2017 Semi-Annual Report

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(j) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2017, the total notional value of all credit default swaps to sell protection was $868,614,697. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

Western Asset Core Bond Fund 2017 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

For average notional amounts of swaps held during the six months ended June 30, 2017, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the

60	Western Asset Core Bond Fund 2017 Semi-Annual Report

Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(k) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

Western Asset Core Bond Fund 2017 Semi-Annual Report	61

Notes to financial statements (unaudited) (cont’d)

(l) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(m) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(n) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any,

62	Western Asset Core Bond Fund 2017 Semi-Annual Report

will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of June 30, 2017, the Fund held written options with credit related contingent features which had a liability position of $2,285,696. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of June 30, 2017, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $582,554, which could be used to reduce the required payment.

At June 30, 2017, the Fund held collateral from Bank of America Securities LLC and JPMorgan Chase & Co. in the amount of $178,800 and $110,831, respectively. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(o) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(p) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(q) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(r) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(s) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as

Western Asset Core Bond Fund 2017 Semi-Annual Report	63

Notes to financial statements (unaudited) (cont’d)

amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(t) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the Fund’s average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion. For their services, LMPFA pays Western Asset and Western Asset Limited monthly all of the management fee that LMPFA receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares did not exceed 0.82%, 1.65%, 1.42%, 0.85%, 1.15%, 0.45% and 0.42% (0.45% prior to March 31, 2017), respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2018 without the Board of Directors’ consent.

During the six months ended June 30, 2017, fees waived and/or expenses reimbursed amounted to $2,373,270.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no

64	Western Asset Core Bond Fund 2017 Semi-Annual Report

case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2017, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Expires December 31, 2017	—	—	—	—	$5	$1,823,864	—
Expires December 31, 2018	$45,734	—	—	—	—	3,137,033	—
Expires December 31, 2019	50,751	—	—	—	—	2,263,942	$57,232
Total fee waivers/expense reimbursements subject to recapture	$96,485	—	—	—	$5	$7,224,839	$57,232

For the six months ended June 30, 2017, LMPFA recaptured $117 for Class A shares.

Legg Mason Investor Services, LLC (‘‘LMIS’’), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares and Class C1 shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2017, LMIS and its affiliates retained sales charges of $14,083 on sales of the Fund’s Class A shares. In addition, for the six months ended June 30, 2017, CDSCs paid to LMIS and its affiliates were:

	Class A	Class C	Class C1
CDSCs	$983	$12,263	—

All officers of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$819,038,193	$12,703,494,045
Sales	614,914,238	11,854,986,092

Western Asset Core Bond Fund 2017 Semi-Annual Report	65

Notes to financial statements (unaudited) (cont’d)

At June 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$149,047,819
Gross unrealized depreciation	(116,855,633)
Net unrealized appreciation	$32,192,186

During the six months ended June 30, 2017, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding as of December 31, 2016	14,585	$6,463,663
Options written	53,526	23,846,498
Options closed	(23,862)	(11,635,591)
Options exercised	—	—
Options expired	(39,528)	(16,260,483)
Written options, outstanding as of June 30, 2017	4,721	$2,414,087

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2017.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$2,006,016	—	$2,006,016
Futures contracts[3]	5,995,313	—	5,995,313
OTC swap contracts[4]	—	$312,170	312,170
Centrally cleared swap contracts[5]	20,473,319	998,722	21,472,041
Total	$28,474,648	$1,310,892	$29,785,540
LIABILITY DERIVATIVES[1]
			Interest Rate Risk
Written options			$2,285,696
Futures contracts[3]			13,082,964
Centrally cleared swap contracts[5]			7,792,845
Total			$23,161,505

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

66	Western Asset Core Bond Fund 2017 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2017. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(8,494,508)	—	$(8,494,508)
Written options	21,528,107	—	21,528,107
Futures contracts	1,012,523	—	1,012,523
Swap contracts	(3,265,208)	$774,445	(2,490,763)
Total	$10,780,914	$774,445	$11,555,359

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(404,225)	—	$(404,225)
Written options	1,124,549	—	1,124,549
Futures contracts	(4,866,775)	—	(4,866,775)
Swap contracts	(2,872,890)	$861,134	(2,011,756)
Total	$(7,019,341)	$861,134	$(6,158,207)

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

During the six months ended June 30, 2017, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$1,185,928
Written options	3,825,991
Futures contracts (to buy)	3,971,078,635
Futures contracts (to sell)	2,731,078,345

Average Notional Balance
Interest rate swap contracts	$1,375,787,143
Credit default swap contracts (to sell protection)	239,856,778

Western Asset Core Bond Fund 2017 Semi-Annual Report	67

Notes to financial statements (unaudited) (cont’d)

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at June 30, 2017:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received[2,3]	Net Amount
Purchased options[4]	$2,006,016	—	$2,006,016
Centrally cleared swap contracts[5]	2,506,034	—	2,506,034
OTC swap contracts	312,170	$(259,363)	52,807
Total	$4,824,220	$(259,363)	$4,564,857

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at June 30, 2017:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[2,3]	Net Amount
Written options	$2,285,696	$(582,554)	$1,703,142
Futures contracts[5]	1,935,997	(1,935,997)	—
Total	$4,221,693	$(2,518,551)	$1,703,142

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[5]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2017, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$537,725	†	$345,447
Class C	275,770		27,779
Class C1	58,490	†	9,359
Class FI	227,372	†	114,279
Class R	60,501		20,565
Class I	—		2,671,666
Class IS	—		15,250
Total	$1,159,858		$3,204,345

†	Amounts shown are exclusive of expense reimbursements. For the six months ended June 30, 2017, the service and/or distribution fees reimbursed amounted to $81, $1 and $1,263 for Class A, Class C1 and Class FI shares, respectively.

68	Western Asset Core Bond Fund 2017 Semi-Annual Report

For the six months ended June 30, 2017, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$50,832
Class C	—
Class C1	1
Class FI	1,263
Class R	—
Class I	2,263,942
Class IS	57,232
Total	$2,373,270

6. Distributions to shareholders by class

	Six Months Ended June 30, 2017	Year Ended December 31, 2016
Net Investment Income:
Class A	$4,193,045	$7,913,529
Class C	339,132	677,103
Class C1	126,876	334,549
Class FI	1,782,153	5,061,070
Class R	202,501	219,943
Class I	54,340,884	81,904,248
Class IS	29,299,787	47,813,292
Total	$90,284,378	$143,923,734

7. Capital shares

At June 30, 2017, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class A
Shares sold	7,689,884	$95,593,971	14,444,497	$180,317,720
Shares issued on reinvestment	296,070	3,694,043	604,982	7,561,395
Shares repurchased	(7,121,254)	(88,481,547)	(7,965,158)	(98,970,287)
Net increase	864,700	$10,806,467	7,084,321	$88,908,828

Class C
Shares sold	452,524	$5,632,182	4,018,387	$50,134,534
Shares issued on reinvestment	19,764	246,731	37,090	465,273
Shares repurchased	(836,394)	(10,418,575)	(1,520,174)	(18,983,773)
Net increase (decrease)	(364,106)	$(4,539,662)	2,535,303	$31,616,034

Western Asset Core Bond Fund 2017 Semi-Annual Report	69

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2017		Year Ended December 31, 2016
	Shares	Amount	Shares	Amount
Class C1
Shares sold	7,334	$90,972	20,002	$249,403
Shares issued on reinvestment	9,387	117,198	24,474	305,891
Shares repurchased	(172,778)	(2,155,132)	(288,675)	(3,611,353)
Net decrease	(156,057)	$(1,946,962)	(244,199)	$(3,056,059)

Class FI
Shares sold	6,863,549	$86,240,172	12,169,662	$151,271,070
Shares issued on reinvestment	137,703	1,719,633	389,902	4,877,889
Shares repurchased	(2,540,978)	(31,616,259)	(17,291,266)	(216,489,721)
Net increase (decrease)	4,460,274	$56,343,546	(4,731,702)	$(60,340,762)

Class R
Shares sold	835,207	$10,389,441	1,312,504	$16,439,792
Shares issued on reinvestment	7,640	95,421	10,570	132,325
Shares repurchased	(275,516)	(3,430,530)	(231,745)	(2,900,605)
Net increase	567,331	$7,054,332	1,091,329	$13,671,512

Class I
Shares sold	79,666,673	$991,810,538	249,985,215	$3,137,021,501
Shares issued on reinvestment	3,968,695	49,527,323	5,388,713	67,357,894
Shares repurchased	(67,057,666)	(831,172,791)	(68,543,777)	(853,655,911)
Net increase	16,577,702	$210,165,070	186,830,151	$2,350,723,484

Class IS
Shares sold	65,669,048	$815,334,638	48,019,234	$598,461,825
Shares issued on reinvestment	2,329,160	29,112,302	3,735,251	46,757,819
Shares repurchased	(17,294,106)	(215,449,271)	(32,646,945)	(409,830,411)
Net increase	50,704,102	$628,997,669	19,107,540	$235,389,233

8. Redemption facility

The Fund and certain other participating funds within the Corporation (the “Participating Funds”) have available an unsecured revolving credit facility (the “Redemption Facility”), from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $265 million. Unless renewed, the agreement will terminate on November 20, 2017. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended June 30, 2017, the Fund incurred a commitment fee in the amount of $36,071. The Fund did not utilize the Redemption Facility during the six months ended June 30, 2017.

70	Western Asset Core Bond Fund 2017 Semi-Annual Report

9. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the six months ended June 30, 2017. The following transactions were effected in shares of such companies for the six months ended June 30, 2017.

	Affiliate Value at December 31, 2016	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2017
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	—	$1,362,500,000	1,362,500,000	$276,000,000	276,000,000	—	$889,115	—	$1,086,500,000

10. Capital loss carryforward

As of December 31, 2016, the Fund had the following net capital loss carryforwards remaining:

Year of Expiration	Amount
12/31/2017	$(218,402,693)
12/31/2018	(33,363,704)
$(251,766,397)

These amounts will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses, if any, which have no expiration date, must be used first to offset any such gains.

11. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

Western Asset Core Bond Fund 2017 Semi-Annual Report	71

Western Asset

Core Bond Fund

Directors

Robert Abeles, Jr.

Anita L. DeFrantz

Ronald L. Olson

Avedick B. Poladian

William E. B. Siart,

Chairman

Jaynie M. Studenmund

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Transfer agent

BNYMellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Custodian

State Street Bank and Trust Company

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Core Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Core Bond Fund

Legg Mason Funds

620 Eighth Avenue 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company

Legg Mason, Inc. Subsidiaries

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012825 8/17 SR17-3141

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 23, 2017